CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	11/6/2025			$1,687	$1,653	(e)(f)
Automotive Keys Group, LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	11/6/2025			241	236	(e)
Clarios Global LP		1st Lien Term Loan	9.07% (1M SOFR + 3.75%)	5/6/2030			5,625	5,607
Continental Acquisition Holdings, Inc.		1st Lien Revolver Loan	8.96% (1M SOFR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	12.04% (3M SOFR + 6.50%)	1/20/2027			5,914	5,027	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Loan	12.04% (3M SOFR + 6.50%)	1/20/2027			1,436	1,220	(e)(f)
Highline Aftermarket Acquisition, LLC		1st Lien Revolver Loan		11/10/2025			—	—	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	9.92% (1M SOFR + 4.50%)	11/9/2027			2,608	2,579	(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	13.56% (3M SOFR + 8.00%)	11/9/2028			5,942	5,823	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delay Draw Loan	13.56% (3M SOFR + 8.00%)	11/9/2028			4,209	4,125	(e)
Sun Acquirer Corp.		1st Lien Revolver Loan		9/8/2027			—	—	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	11.18% (1M SOFR + 5.75%)	9/8/2028			6,499	6,369	(e)
Sun Acquirer Corp.		1st Lien Term Loan	11.18% (1M SOFR + 5.75%)	9/8/2028			1,735	1,700	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Loan	11.18% (1M SOFR + 5.75%)	9/8/2028			4,592	4,501	(e)
Sun Acquirer Corp.		1st Lien Delay Draw Loan		9/8/2028			—	—	(e)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	8.17% (1M SOFR + 2.75%)	2/5/2026			13,000	12,965
Wand Newco 3, Inc.		2nd Lien Term Loan	12.67% (1M SOFR + 7.25%)	2/5/2027			2,229	2,229	(e)(f)
								54,035		1.88%
Capital Goods
AIM Acquisition, LLC		1st Lien Revolver Loan	10.50% (3M SOFR + 5.00%)	12/2/2025			46	46	(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	10.34% (6M SOFR + 5.00%)	12/2/2025			212	211	(e)(f)
AllClear Military Inc.		1st Lien Term Loan		8/10/2025			1,980	1,129	(e)(j)
Alliance Laundry Systems LLC		1st Lien Term Loan	8.90% (3M SOFR + 3.50%)	10/8/2027			5,888	5,881
Artera Services, LLC		1st Lien Term Loan	8.99% (3M SOFR + 3.50%)	3/6/2025			863	805
BlueHalo Global Holdings, LLC		1st Lien Revolver Loan	12.06% (3M SOFR + 6.50%)	10/31/2025			221	221	(e)(h)
BlueHalo Global Holdings, LLC		1st Lien Term Loan	12.04% (3M SOFR + 6.50%)	10/31/2025			4,058	4,058	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.15% (6M EURIBOR + 7.42%)	11/24/2028				€878	928	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.25% (6M LIBOR + 5.75%)	11/24/2028				1,691	1,691	(e)(f)
Brookfield WEC Holdings Inc.		1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	8/1/2025				13,142	13,127
Brown Group Holding, LLC		1st Lien Term Loan	8.17% (1M SOFR + 2.75%)	6/7/2028				4,973	4,922
Brown Group Holding, LLC		1st Lien Term Loan	9.17% (3M SOFR + 3.75%)	7/2/2029				497	497
Burgess Point Purchaser Corporation		1st Lien Term Loan	10.67% (1M SOFR + 5.25%)	7/25/2029				4,156	3,912
Chart Industries, Inc.		1st Lien Term Loan	9.17% (1M SOFR + 3.75%)	3/15/2030				6,946	6,946
CP Atlas Buyer Inc		1st Lien Term Loan	9.17% (1M SOFR + 3.75%)	11/23/2027				4,466	4,203
CPIG Holdco Inc.		1st Lien Revolver Loan	10.10% (3M SOFR + 4.75%)	4/28/2028				1	—	(e)(h)
CPIG Holdco Inc.		1st Lien Term Loan	12.35% (3M SOFR + 7.00%)	4/28/2028				3,873	3,757	(e)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolver Loan	12.55% (3M SOFR + 7.00%)	12/30/2025				302	302	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	12.40% (3M SOFR + 7.00%)	12/30/2026				2,781	2,781	(e)(f)
Electro Rent Corporation		2nd Lien Term Loan	14.41% (3M LIBOR + 9.00%)	1/31/2025				3,690	3,579	(e)(f)
Electro Rent Corporation		2nd Lien Term Loan	14.56% (3M LIBOR + 9.00%)	1/31/2025				5,535	5,369	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	10.42% (3M STIBOR + 6.25%)	6/30/2026			SEK	45,107	4,129	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delay Draw Loan	10.75% (3M NIBOR + 7.50%)	6/30/2026			SEK	2,106	193	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delay Draw Loan	10.42% (3M STIBOR + 6.25%)	6/30/2026			SEK	9,070	830	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	Unsecured Term Loan	14.17% (3M STIBOR + 10.00%)	6/29/2026			SEK	14,348	1,313	(e)(g)
EPS NASS Parent, Inc.		1st Lien Revolver Loan	11.29% (3M SOFR + 5.75%)	4/17/2026				135	131	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	4/19/2028				5,730	5,558	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delay Draw Loan	11.29% (1M SOFR + 5.75%)	4/19/2028				323	313	(e)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	12.49% (3M SOFR + 7.00%)	3/29/2030				500	500	(e)
Husky Injection Molding Systems Ltd.	Canada	1st Lien Term Loan	8.73% (3M LIBOR + 3.00%)	3/28/2025				11,305	11,200
Kene Acquisition, Inc.		1st Lien Revolver Loan		8/8/2024				—	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	9.79% (3M SOFR + 4.25%)	8/10/2026				2,797	2,797	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Kene Acquisition, Inc.		1st Lien Delay Draw Loan	9.79% (3M SOFR + 4.25%)	8/10/2026			468	468	(e)(f)
Kodiak BP, LLC		1st Lien Term Loan	8.90% (3M SOFR + 3.25%)	3/12/2028			6,514	6,496
LBM Acquisition LLC		1st Lien Term Loan	9.17% (1M SOFR + 3.75%)	12/17/2027			8,285	8,073
Lower ACS, Inc.		1st Lien Revolver Loan		1/7/2028			—	—	(e)(h)
Lower ACS, Inc.		1st Lien Term Loan	10.92% (1M SOFR + 5.50%)	1/7/2028			9,636	9,636	(e)(f)
Lower ACS, Inc.		1st Lien Delay Draw Loan	10.92% (1M SOFR + 5.50%)	1/7/2028			285	285	(e)(h)
Maverick Acquisition, Inc.		1st Lien Term Loan	11.64% (1M SOFR + 6.25%)	6/1/2027			5,254	4,413	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delay Draw Loan	11.64% (1M SOFR + 6.25%)	6/1/2027			1,198	1,006	(e)
Osmose Utilities Services, Inc.		2nd Lien Term Loan	12.20% (1M SOFR + 6.75%)	6/25/2029			8,237	8,155	(e)
Osmosis Buyer Limited		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	7/31/2028			9,400	9,296
Prime Buyer, L.L.C.		1st Lien Revolver Loan	10.67% (1M SOFR + 5.25%)	12/22/2026			199	185	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	10.67% (1M SOFR + 5.25%)	12/22/2026			13,611	12,658	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolver Loan	10.94% (SONIA + 5.75%)	3/29/2025			£157	190	(e)(h)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	3/29/2025			1,566	1,550	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolver Loan	11.31% (1M SOFR + 5.75%)	3/29/2025			129	127	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	3/29/2025			2,259	2,236	(e)(f)(h)
Sigma Electric Manufacturing Corporation		1st Lien Revolver Loan		10/31/2024			—	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	10/31/2024			389	389	(e)(f)
SRS Distribution Inc.		1st Lien Term Loan	8.93% (1M SOFR + 3.50%)	6/2/2028			4,026	3,981
SRS Distribution Inc.		1st Lien Term Loan	8.92% (1M SOFR + 3.50%)	6/2/2028			3,319	3,284
Sunk Rock Foundry Partners LP		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	10/31/2024			193	193	(e)(f)
TransDigm Inc.		1st Lien Term Loan	8.64% (3M SOFR + 3.25%)	8/24/2028			9,720	9,719
Traverse Midstream Partners LLC		1st Lien Term Loan	9.22% (3M SOFR + 3.75%)	2/16/2028			3,277	3,268
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Term Loan	12.80% (SONIA + 7.50%)	2/26/2027			£2,357	2,876	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.80% (SONIA + 7.50%)	2/26/2027			£2,649	3,232	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.80% (SONIA + 7.50%)	2/26/2027			£2,172	2,650	(e)(h)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan		2/26/2027			£—	—	(e)(h)(i)
Two Six Labs, LLC		1st Lien Revolver Loan		8/20/2027			—	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	10.89% (3M SOFR + 5.50%)	8/20/2027			7,317	7,317	(e)(f)
Two Six Labs, LLC		1st Lien Delay Draw Loan	10.89% (3M SOFR + 5.50%)	8/20/2027			1,407	1,407	(e)(h)
VC GB Holdings I Corp		2nd Lien Term Loan	12.40% (3M SOFR + 6.75%)	7/23/2029			2,450	2,217
Victory Buyer LLC		1st Lien Term Loan	9.33% (3M SOFR + 3.75%)	11/19/2028			6,306	5,922
Wilsonart LLC		1st Lien Term Loan	8.99% (6M SOFR + 3.50%)	12/31/2026			9,256	9,221
WP CPP Holdings, LLC		1st Lien Term Loan	9.27% (3M SOFR + 3.75%)	4/30/2025			6,080	5,704	(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	13.27% (3M SOFR + 7.75%)	4/30/2026			1,068	896	(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	13.27% (3M SOFR + 7.75%)	4/30/2026			1,004	838
								219,217		7.62%
Commercial and Professional Services
Aero Operating LLC		1st Lien Term Loan	14.40% (3M SOFR + 9.00%)	2/9/2026			2,913	2,505	(e)(f)
Aero Operating LLC		1st Lien Delay Draw Loan	14.40% (3M SOFR + 9.00%)	2/9/2026			810	697	(e)(f)
Applied Technical Services, LLC		1st Lien Revolver Loan	13.25% (PRIME + 4.75%)	12/29/2026			364	364	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	11.54% (3M SOFR + 5.75%)	12/29/2026			4,226	4,226	(e)(f)
Applied Technical Services, LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	12/29/2026			573	567	(e)
Applied Technical Services, LLC		1st Lien Delay Draw Loan	11.54% (3M SOFR + 5.75%)	12/29/2026			1,420	1,420	(e)(f)
Applied Technical Services, LLC		1st Lien Delay Draw Loan	11.54% (3M SOFR + 5.75%)	12/29/2026			4,954	4,954	(e)
Applied Technical Services, LLC		1st Lien Delay Draw Loan		12/29/2026			—	—	(e)(h)
Argenbright Holdings V, LLC		1st Lien Term Loan	12.77% (3M SOFR + 7.25%)	11/30/2026			2,798	2,798	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delay Draw Loan		11/30/2026			—	—	(e)(h)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	8.64% (3M EURIBOR + 4.93%)	7/28/2028			€4,000	3,930
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	8.44% (3M EURIBOR + 4.75%)	7/17/2028			€837	884	(e)(g)
Auxadi Midco S.L.U.	Spain	1st Lien Delay Draw Loan		7/17/2028			€—	—	(e)(g)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Revolver Loan		11/12/2025			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	10.17% (1M SOFR + 4.75%)	11/12/2027			10,759	10,760	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Loan	10.17% (1M SOFR + 4.75%)	11/12/2027			631	631	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	14.17% (1M SOFR + 8.75%)	11/13/2028			3,008	3,008	(e)(f)
Compex Legal Services, Inc.		1st Lien Revolver Loan	10.94% (3M SOFR + 5.45%)	2/7/2025			90	90	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	10.94% (3M SOFR + 5.45%)	2/9/2026			1,274	1,274	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	9.79% (3M SOFR + 4.25%)	3/27/2028			14,869	13,679	(f)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	8.17% (1M SOFR + 2.75%)	2/6/2026			12,158	12,130
Dun & Bradstreet Corporation, The		1st Lien Term Loan	8.32% (1M SOFR + 3.00%)	1/18/2029			1,849	1,844
Elevation Services Parent Holdings, LLC		1st Lien Revolver Loan	11.55% (3M SOFR + 6.25%)	12/18/2026			467	453	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.55% (3M SOFR + 6.25%)	12/18/2026			1,939	1,881	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Loan	11.52% (3M SOFR + 6.25%)	12/18/2026			1,755	1,703	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Loan	11.52% (3M SOFR + 6.25%)	12/18/2026			21	20	(e)(h)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	10.93% (6M EURIBOR + 7.00%)	3/13/2030			€3,277	3,464	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Loan	10.93% (6M EURIBOR + 7.00%)	3/13/2030			€219	232	(e)(g)(h)
Flywheel Acquireco, Inc.		1st Lien Revolver Loan	11.83% (3M SOFR + 6.50%)	5/12/2028			1,110	1,088	(e)(h)
Flywheel Acquireco, Inc.		1st Lien Term Loan	11.83% (3M SOFR + 6.50%)	5/13/2030			13,817	13,541	(e)
HH-Stella, Inc.		1st Lien Revolver Loan		4/22/2027			—	—	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	11.54% (3M SOFR + 5.50%)	4/24/2028			6,046	6,046	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Loan	11.54% (3M SOFR + 5.50%)	4/24/2028			1,081	1,081	(e)
HH-Stella, Inc.		1st Lien Delay Draw Loan		4/24/2028			—	—	(e)(h)
HH-Stella, Inc.		1st Lien Delay Draw Loan		4/24/2028			—	—	(e)(h)(i)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	8.25% (1M SOFR + 7.50%)	11/22/2029			4,983	4,784	(e)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delay Draw Loan	16.21% (SONIA + 10.75%)	11/26/2025			£1,023	874	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	11.52% (3M SOFR + 6.00%)	11/7/2026			7,724	6,719	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delay Draw Loan	11.52% (3M SOFR + 6.00%)	11/7/2026			4,861	4,230	(e)(f)
Kings Buyer, LLC		1st Lien Revolver Loan		10/29/2027			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Kings Buyer, LLC		1st Lien Term Loan	12.00% (6M SOFR + 6.5%)	10/29/2027				3,436	3,385	(e)
Laboratories Bidco LLC		1st Lien Revolver Loan	15.25% (3M SOFR + 5.75%)	7/23/2027				415	382	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	12.29% (3M SOFR + 5.75%)	7/23/2027				5,755	5,295	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	12.26% (3M CDOR + 5.75%)	7/23/2027			CAD	1,749	1,184	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	12.30% (3M SOFR + 5.75%)	7/23/2027				3,938	3,623	(e)
Laboratories Bidco LLC		1st Lien Delay Draw Loan	12.30% (3M SOFR + 5.75%)	7/23/2027				287	264	(e)
Lavatio Midco Sarl	Luxembourg	1st Lien Delay Draw Loan	10.93% (6M EURIBOR + 7.25%)	11/30/2026				€1,315	1,390	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Revolver Loan		5/4/2029				—	—	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Term Loan	11.72% (3M SOFR + 6.25%)	5/6/2030				1,134	1,112	(e)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Loan		5/6/2030				—	—	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	11.98% (6M SOFR + 6.50%)	7/31/2026				610	609	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.01% (SONIA + 6.50%)	7/31/2026				£1,706	2,081	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	11.76% (SONIA + 6.50%)	7/31/2026				£325	397	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	11.46% (SONIA + 6.50%)	7/31/2026				£137	167	(e)(h)
Marmic Purchaser, LLC		1st Lien Revolver Loan	11.29% (3M SOFR + 6.00%)	3/5/2027				86	86	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	11.29% (3M SOFR + 6.00%)	3/5/2027				2,011	2,011	(e)(f)
Marmic Purchaser, LLC		1st Lien Delay Draw Loan	11.29% (3M SOFR + 6.00%)	3/5/2027				1,180	1,181	(e)
Marmic Purchaser, LLC		1st Lien Delay Draw Loan	11.66% (6M SOFR + 6.00%)	3/5/2027				844	844	(e)
Marmic Purchaser, LLC		1st Lien Delay Draw Loan	11.81% (3M SOFR + 6.25%)	3/5/2027				282	282	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	11.97% (SONIA + 6.75%)	1/7/2027				£208	253	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Loan	12.25% (6M SOFR + 6.75%)	1/7/2027				2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Loan	12.23% (SONIA + 6.75%)	1/7/2027				£1,052	1,283	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolver Loan		10/11/2027				—	—	(e)(h)
Neptune BidCo US Inc.		1st Lien Term Loan	10.15% (3M SOFR + 4.75%)	10/11/2028				13,278	11,950	(e)
Neptune BidCo US Inc.		1st Lien Term Loan	10.40% (3M SOFR + 5.00%)	4/11/2029				15,360	13,792
Neptune BidCo US Inc.		1st Lien Term Loan	8.64% (3M EURIBOR + 5.00%)	4/11/2029				€1,437	1,442

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Neptune BidCo US Inc.		2nd Lien Term Loan	15.15% (3M SOFR + 9.75%)	10/11/2029			9,882	9,289	(e)
Nest Topco Borrower Inc.		1st Lien Term Loan	16.00% (PRIME + 7.50%)	8/31/2029			13,162	13,162	(e)(g)
North American Fire Holdings, LLC		1st Lien Revolver Loan	10.96% (3M SOFR + 5.75%)	5/19/2027			82	82	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	11.04% (3M SOFR + 5.75%)	5/19/2027			2,286	2,286	(e)(f)
North American Fire Holdings, LLC		1st Lien Delay Draw Loan	11.04% (3M SOFR + 5.75%)	5/19/2027			2,162	2,162	(e)(f)
North American Fire Holdings, LLC		1st Lien Delay Draw Loan	11.04% (3M SOFR + 5.75%)	5/19/2027			2,860	2,860	(e)
North Haven Fairway Buyer, LLC		1st Lien Revolver Loan		5/17/2028			—	—	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	11.89% (3M SOFR + 6.50%)	5/17/2028			45	45	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Loan	11.89% (3M SOFR + 6.50%)	5/17/2028			126	126	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Loan	11.90% (3M SOFR + 6.50%)	5/17/2028			25	25	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolver Loan	13.00% (3M SOFR + 5.25%)	7/16/2027			136	136	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	11.02% (3M SOFR + 5.25%)	7/16/2027			1,313	1,313	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Loan		7/16/2027			—	—	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Loan	11.02% (3M SOFR + 5.25%)	7/16/2027			746	746	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Loan		7/16/2027			—	—	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Loan	11.02% (3M SOFR + 5.50%)	7/16/2027			21	21	(e)
The NPD Group, L.P.		1st Lien Revolver Loan	11.07% (1M SOFR + 5.75%)	12/1/2027			235	235	(e)(h)
The NPD Group, L.P.		1st Lien Term Loan	11.58% (1M SOFR + 6.25%)	12/1/2028			24,817	24,817	(e)(f)(g)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.94% (SONIA + 5.75%)	12/11/2028			£4,915	5,771
Priority Waste Holdings LLC		1st Lien Revolver Loan	10.88% (3M SOFR + 5.50%)	8/20/2029			1	1	(e)(h)
Priority Waste Holdings LLC		1st Lien Term Loan	13.38% (3M SOFR + 8.00%)	8/20/2029			$1,788	1,755	(e)(g)
Priority Waste Holdings LLC		1st Lien Delay Draw Loan	13.41% (3M SOFR + 8.00%)	8/20/2029			536	527	(e)(g)(h)
PSC Group LLC		1st Lien Revolver Loan		7/23/2025			—	—	(e)(h)
PSC Group LLC		1st Lien Term Loan	11.52% (3M SOFR + 6.00%)	7/23/2025			5,245	5,245	(e)(f)
PSC Group LLC		1st Lien Term Loan	11.05% (3M SOFR + 6.00%)	7/23/2025			3,529	3,529	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PSC Group LLC		1st Lien Delay Draw Loan	11.29% (3M SOFR + 6.00%)	7/23/2025			105	105	(e)(f)
PSC Group LLC		1st Lien Delay Draw Loan	11.50% (3M LIBOR + 6.00%)	7/23/2025			1,584	1,584	(e)(f)
PSC Group LLC		1st Lien Delay Draw Loan	11.52% (3M SOFR + 6.00%)	7/23/2025			962	961	(e)(h)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Loan		11/26/2027			—	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Revolver Loan		8/26/2027			153	148	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	11.05% (6M SOFR + 5.00%)	8/26/2027			4,115	3,992	(e)(f)
Research Now Group, LLC		1st Lien Term Loan	11.13% (1M SOFR + 5.50%)	12/20/2024			3,483	2,517	(f)
Research Now Group, LLC		2nd Lien Term Loan	14.93% (1M SOFR + 9.50%)	12/20/2025			893	652	(e)(f)
Rodeo AcquisitionCo LLC		1st Lien Revolver Loan	11.57% (3M SOFR + 6.00%)	7/26/2027			236	231	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	11.57% (3M SOFR + 6.00%)	7/26/2027			2,081	2,039	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	10.22% (SONIA + 4.88%)	8/7/2028			£3,405	4,154	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Loan	10.18% (SONIA + 4.88%)	8/7/2028			£8,248	10,064	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Loan	8.85% (3M EURIBOR + 4.88%)	8/7/2028			€1,033	1,092	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Loan	10.22% (SONIA + 4.88%)	8/7/2028			£13,314	16,245	(e)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Loan	10.48% (SONIA + 4.88%)	8/7/2028			£3,179	3,878	(e)(g)(h)
Saturn Purchaser Corp.		1st Lien Term Loan	11.01% (6M SOFR + 5.50%)	7/23/2029			247	246	(e)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolver Loan	11.17% (1M SOFR + 5.75%)	12/16/2027			360	360	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	11.17% (1M SOFR + 5.75%)	12/16/2027			2,551	2,551	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Loan	11.17% (1M SOFR + 5.75%)	12/16/2027			$796	796	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolver Loan	13.00% (PRIME + 4.50%)	6/5/2026			175	175	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolver Loan		6/5/2026			—	—	(e)(g)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	10.82% (1M SOFR + 6.50%)	6/5/2026			31,008	31,008	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Loan	10.95% (3M SOFR + 5.50%)	6/5/2026			37	37	(e)(h)
SSE Buyer, Inc.		1st Lien Revolver Loan	7.41% (1M SOFR + 2.00%)	6/30/2025			1	1	(e)(h)
SSE Buyer, Inc.		2nd Lien Term Loan		6/30/2026			705	117	(e)(f)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Stealth Holding LLC		1st Lien Term Loan	12.15% (3M SOFR + 6.75%)	3/2/2026				2,436	2,436	(e)(f)
Stealth Holding LLC		1st Lien Delay Draw Loan	12.31% (3M SOFR + 6.75%)	3/2/2026				1,863	1,862	(e)(h)
Stealth Holding LLC		1st Lien Delay Draw Loan	12.32% (3M SOFR + 6.75%)	3/2/2026				1,768	1,768	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	12.05% (SONIA + 6.75%)	4/19/2029				£2,449	2,988	(e)(f)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	12.05% (SONIA + 6.75%)	6/30/2030				£6,265	7,644	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	4/19/2029				£1,633	1,992	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	6/30/2030				£1,558	1,901	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.75% (SONIA + 8.25%)	4/6/2027				£8,152	9,648	(e)(f)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.20% (SONIA + 8.00%)	4/6/2027				£495	586	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.79% (SONIA + 8.25%)	4/6/2027				£1,667	1,972	(e)(f)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolver Loan		8/16/2027				—	—	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	11.49% (6M SOFR + 5.75%)	8/16/2027				4,455	4,411	(e)(f)
Thermostat Purchaser III, Inc.		1st Lien Revolver Loan		8/31/2026				—	—	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	12.82% (3M SOFR + 7.25%)	8/31/2029				3,575	3,468	(e)
Trans Union LLC		1st Lien Term Loan	7.68% (1M SOFR + 2.25%)	12/1/2028				4,977	4,970
TSS Buyer, LLC		1st Lien Term Loan	11.04% (3M SOFR + 5.50%)	6/22/2029				261	254	(e)
TSS Buyer, LLC		1st Lien Delay Draw Loan	11.04% (3M SOFR + 5.50%)	6/22/2029				34	33	(e)(h)
UCIT Online Security Inc.	Canada	1st Lien Term Loan	12.15% (3M SOFR + 6.75%)	3/2/2026				1,624	1,624	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	12.55% (6M SOFR + 7.00%)	12/31/2025				2,197	2,197	(e)(f)(g)
Visual Edge Technology, Inc.		1st Lien Delay Draw Loan		12/31/2025				—	—	(e)(g)(h)
VRC Companies, LLC		1st Lien Revolver Loan		6/29/2027				—	—	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	11.13% (3M SOFR + 5.50%)	6/29/2027				16,574	16,077	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Term Loan	9.73% (1M BBSY + 5.63%)	12/23/2027			AUD	11,142	7,163	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Delay Draw Loan	10.33% (6M BBSY + 5.63%)	12/23/2027			AUD	802	516	(e)(h)
									397,586		13.83%
Consumer Discretionary Distribution and Retail
Atlas Intermediate III, L.L.C.		1st Lien Revolver Loan	11.17% (1M SOFR + 5.75%)	4/29/2025				258	245	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	11.27% (3M SOFR + 5.75%)	4/29/2025				2,734	2,597	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Delay Draw Loan	11.27% (3M SOFR + 5.75%)	4/29/2025				396	377	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Revolver Loan	8.30% (1M SOFR + 2.75%)	11/5/2026				1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	12.04% (3M SOFR + 6.50%)	11/5/2027				3,492	3,387	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Loan	12.04% (3M SOFR + 6.50%)	11/5/2027				826	801	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	6/23/2028				10,707	10,279	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Loan	11.81% (3M SOFR + 6.25%)	6/23/2028				2,742	2,632	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Loan	11.79% (3M SOFR + 6.25%)	6/23/2028				791	759	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolver Loan		5/4/2026				—	—	(e)(h)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Revolver Loan		12/1/2023				—	—	(e)(h)
Reddy Ice LLC		1st Lien Revolver Loan		7/1/2024				—	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	11.42% (3M SOFR + 6.00%)	7/1/2025				7,133	7,133	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Loan	11.42% (3M SOFR + 6.00%)	7/1/2025				2,647	2,647	(e)
Saldon Holdings, Inc.		1st Lien Revolver Loan		3/13/2025				—	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	11.07% (1M SOFR + 5.65%)	3/13/2025				6,968	6,968	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	9.63% (3M SOFR + 4.00%)	3/16/2027				6,268	6,225
Trader Corporation	Canada	1st Lien Revolver Loan		12/22/2028			CAD	—	—	(e)(h)
Trader Corporation	Canada	1st Lien Term Loan	12.13% (1M CDOR + 6.75%)	12/21/2029			CAD	231	170	(e)
US Salt Investors, LLC		1st Lien Revolver Loan		7/20/2026				—	—	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	11.04% (3M SOFR + 5.50%)	7/19/2028				5,922	5,863	(e)(f)
									50,084		1.74%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Revolver Loan	11.14% (3M SOFR + 5.75%)	10/9/2024				215	215	(e)(h)
Centric Brands LLC		1st Lien Term Loan	14.88% (3M SOFR + 9.50%)	10/9/2025				2,691	2,584	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolver Loan		11/1/2025				—	—	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	11/1/2025				14,482	13,903	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolver Loan	9.18% (1M SOFR + 3.75%)	12/31/2025				1	1	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	12/31/2026				5,519	5,519	(e)(f)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	12/31/2026				1,094	1,094	(e)(f)
									23,316		0.81%
Consumer Services
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons)	Canada	1st Lien Term Loan		9/23/2030				10,000	9,956	(i)
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	12.94% (1M SOFR + 7.50%)	2/1/2027				4,788	4,692	(e)(f)
American Residential Services L.L.C.		1st Lien Revolver Loan		10/15/2025				—	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	14.15% (3M SOFR + 8.50%)	10/16/2028				8,314	8,314	(e)
Apex Service Partners, LLC		1st Lien Term Loan	10.89% (3M SOFR + 5.50%)	7/31/2025				241	236	(e)
Apex Service Partners, LLC		1st Lien Term Loan	10.75% (3M SOFR + 5.50%)	7/31/2025				4,014	3,913	(e)
Apex Service Partners, LLC		1st Lien Delay Draw Loan	10.89% (3M SOFR + 5.50%)	7/31/2025				241	235	(e)
Apex Service Partners, LLC		1st Lien Delay Draw Loan	10.90% (3M SOFR + 5.50%)	7/31/2025				2,676	2,609	(e)
Apollo Finco BV	Belgium	1st Lien Term Loan	8.78% (6M EURIBOR + 4.85%)	10/2/2028				€5,000	3,965
ASP Dream Acquisition Co LLC		1st Lien Term Loan	9.42% (1M SOFR + 4.00%)	12/15/2028				6,056	6,056	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	12.32% (SONIA + 6.75%)	8/23/2028				£3,234	3,946	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	12.55% (SONIA + 7.25%)	2/8/2030				£353	431	(e)(h)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	8/23/2028				£1,406	1,716	(e)
Belfor Holdings, Inc.		1st Lien Term Loan	9.43% (1M SOFR + 4.00%)	4/6/2026				3,431	3,418
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	12.22% (3M NIBOR + 7.50%)	5/9/2025			DKK	648	90	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Loan	11.87% (3M NIBOR + 7.50%)	5/9/2025			DKK	3,056	425	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Loan	11.49% (3M CIBOR + 7.50%)	5/9/2025			DKK	3,048	423	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Loan	11.48% (3M CIBOR + 7.50%)	5/9/2025			DKK	1,918	266	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolver Loan	11.50% (3M SOFR + 6.00%)	12/6/2027				291	283	(e)(h)
Clarion Home Services Group, LLC		1st Lien Term Loan	11.97% (3M SOFR + 6.50%)	12/6/2027				2,356	2,309	(e)(f)
Clarion Home Services Group, LLC		1st Lien Delay Draw Loan	11.97% (3M SOFR + 6.50%)	12/6/2027				1,337	1,310	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Clarion Home Services Group, LLC		1st Lien Delay Draw Loan	12.26% (SOFR + 6.75%)	12/6/2027			239	234	(e)(h)
CMG HoldCo, LLC		1st Lien Revolver Loan	10.38% (3M SOFR + 5.00%)	5/19/2028			38	38	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	10.38% (3M SOFR + 5.00%)	5/19/2028			717	717	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Loan	10.38% (3M SOFR + 5.00%)	5/19/2028			423	424	(e)
CMG HoldCo, LLC		1st Lien Delay Draw Loan	10.41% (3M SOFR + 5.00%)	5/19/2028			658	658	(e)(h)
CST Holding Company		1st Lien Revolver Loan		11/1/2028			—	—	(e)(h)
CST Holding Company		1st Lien Term Loan	11.92% (1M SOFR + 6.75%)	11/1/2028			1,071	1,071	(e)
ECG Bidco S.A.S.	France	1st Lien Term Loan	12.30% (SONIA + 6.00%)	10/2/2028			£9,567	11,673	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.95% (3M EURIBOR + 6.00%)	10/2/2028			€6,010	6,354	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Loan		10/2/2028			€—	—	(e)(f)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Loan		2/1/2030			€—	—	(e)(g)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Loan	10.95% (3M EURIBOR + 7.00%)	2/1/2030			€17,736	18,751	(e)(g)
Equinox Holdings Inc.		1st Lien Term Loan	8.73% (6M LIBOR + 3.00%)	3/8/2024			2,526	2,439
Equinox Holdings Inc.		2nd Lien Term Loan	12.73% (3M LIBOR + 7.00%)	9/6/2024			5,736	5,162
Essential Services Holding Corporation		1st Lien Revolver Loan		11/17/2025			—	—	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	11.15% (3M SOFR + 5.75%)	11/16/2026			9,546	9,451	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Loan	11.15% (3M SOFR + 5.75%)	11/16/2026			21,742	21,525	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Loan	11.15% (3M SOFR + 5.75%)	11/16/2026			8,064	7,983	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	11.18% (6M EURIBOR + 7.25%)	7/3/2026			€2,188	2,128	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	11.19% (3M EURIBOR + 7.25%)	7/3/2026			€465	452	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Loan	11.18% (3M EURIBOR + 7.25%)	7/3/2026			€313	304	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Loan	11.43% (6M EURIBOR + 7.50%)	7/3/2026			€2,829	2,752	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Loan	11.21% (3M EURIBOR + 7.25%)	7/3/2026			€1,549	1,506	(e)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	10.89% (3M SOFR + 5.50%)	4/27/2029			759	740	(e)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Loan		4/27/2029			—	—	(e)(h)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%	12/31/2029			£23	28	(e)
Flint Opco, LLC		1st Lien Revolver Loan		8/15/2029			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Flint Opco, LLC		1st Lien Term Loan	10.67% (6M SOFR + 5.25%)	8/15/2030				1,034	1,008	(e)
Flint Opco, LLC		1st Lien Delay Draw Loan		8/15/2030				—	—	(e)(h)
Goldcup 16786 AB	Sweden	1st Lien Delay Draw Loan	10.38% (6M STIBOR + 6.50%)	8/18/2025			SEK	9,368	858	(e)(f)
Groundworks, LLC		1st Lien Revolver Loan		3/14/2029				—	—	(e)(h)
Groundworks, LLC		1st Lien Term Loan	11.81% (3M SOFR + 6.50%)	3/14/2030				447	447	(e)
Groundworks, LLC		1st Lien Delay Draw Loan		3/14/2030				—	—	(e)(h)
GS SEER Group Borrower LLC		1st Lien Revolver Loan		4/30/2029				—	—	(e)(h)
GS SEER Group Borrower LLC		1st Lien Term Loan	12.14% (3M SOFR + 6.75%)	4/29/2030				325	315	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Loan		4/29/2030				—	—	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Revolver Loan		3/19/2027				—	—	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Term Loan	11.88% (3M SOFR + 6.25%)	3/19/2027				499	487	(e)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Loan		3/19/2027				—	—	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolver Loan		12/28/2028				—	—	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	12.24% (3M SOFR + 6.75%)	12/28/2028				$3,384	3,384	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Loan	12.25% (3M SOFR + 6.75%)	12/28/2028				735	735	(e)(h)
IRB Holding Corp.		1st Lien Term Loan	8.42% (1M SOFR + 3.00%)	12/15/2027				19,940	19,848
Kingpin Intermediate Holdings LLC		1st Lien Term Loan	8.82% (1M SOFR + 3.50%)	2/8/2028				7,980	7,933
Leviathan Intermediate Holdco, LLC		1st Lien Revolver Loan		12/27/2027				—	—	(e)(h)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	13.04% (3M SOFR + 7.50%)	12/27/2027				235	235	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	12.89% (SONIA + 7.59%)	12/9/2027				£2,079	2,537	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.89% (SONIA + 7.59%)	12/9/2027				£34	41	(e)(f)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	8.42% (3M SOFR + 3.00%)	5/14/2026				6,632	6,623
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	11.39% (3M CDOR + 6.00%)	10/5/2024			CAD	235	173	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delay Draw Loan	11.39% (3M CDOR + 6.00%)	10/5/2024			CAD	171	126	(e)(g)
Northwinds Holding, Inc.		1st Lien Revolver Loan		5/1/2029				—	—	(e)(h)
Northwinds Holding, Inc.		1st Lien Term Loan	11.77% (6M SOFR + 6.50%)	5/1/2029				4,285	4,156	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Northwinds Holding, Inc.		1st Lien Delay Draw Loan	12.10% (6M SOFR + 6.50%)	5/1/2029			950	922	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Loan	12.20% (3M SOFR + 6.50%)	5/1/2029			410	398	(e)(h)
PestCo, LLC		1st Lien Revolver Loan		2/17/2028			—	—	(e)(h)
PestCo, LLC		1st Lien Term Loan	11.92% (6M SOFR + 6.75%)	2/17/2028			398	398	(e)
PestCo, LLC		1st Lien Delay Draw Loan		2/17/2028			—	—	(e)(h)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	11.27% (3M SOFR + 5.75%)	11/23/2026			498	478	(e)
Redwood Services, LLC		1st Lien Revolver Loan		12/31/2025			—	—	(e)(g)(h)
Redwood Services, LLC		1st Lien Term Loan	11.92% (1M SOFR + 6.50%)	12/31/2025			779	780	(e)(g)
Redwood Services, LLC		1st Lien Delay Draw Loan	11.92% (1M SOFR + 6.50%)	12/31/2025			2,753	2,753	(e)(g)
Redwood Services, LLC		1st Lien Delay Draw Loan	11.92% (1M SOFR + 6.50%)	12/31/2025			147	147	(e)(g)(h)
Redwood Services, LLC		1st Lien Delay Draw Loan		12/31/2025			—	—	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	12.68% (1M SOFR + 7.25%)	8/5/2024			1,277	1,277	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Loan	12.68% (1M SOFR + 7.25%)	8/5/2024			101	101	(e)
Service Logic Acquisition, Inc.		1st Lien Revolver Loan		10/30/2025			—	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	9.63% (3M SOFR + 4.00%)	10/29/2027			6,394	6,366
Service Logic Acquisition, Inc.		1st Lien Term Loan	10.87% (3M SOFR + 5.50%)	10/29/2027			2,136	2,136	(e)
Station Casinos LLC		1st Lien Term Loan	7.67% (1M SOFR + 2.25%)	2/8/2027			1,488	1,484
United PF Holdings, LLC		1st Lien Term Loan	9.63% (3M SOFR + 4.00%)	12/30/2026			4,540	3,680
United PF Holdings, LLC		1st Lien Term Loan	14.13% (3M SOFR + 8.50%)	12/30/2026			1,317	1,172	(e)
Whatabrands LLC		1st Lien Term Loan	8.43% (1M SOFR + 3.25%)	8/3/2028			6,459	6,428
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	12.17% (SONIA + 6.84%)	8/17/2028			£5,702	6,957	(e)(f)(g)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Loan		8/17/2028			£—	—	(e)(g)(h)
YE Brands Holdings, LLC		1st Lien Revolver Loan		10/18/2027			—	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	10/18/2027			1,063	1,063	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	11.24% (3M SOFR + 5.75%)	10/18/2027			722	721	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	11.18% (3M SOFR + 5.75%)	10/18/2027			422	422	(e)
								235,572		8.19%
Consumer Staples Distribution and Retail

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Continental Cafe, LLC		1st Lien Revolver Loan	13.50% (3M PRIME + 5.00%)	11/30/2027			315	314	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	11.42% (3M SOFR + 6.00%)	11/30/2027			6,847	6,847	(e)(f)
Continental Cafe, LLC		1st Lien Term Loan	11.40% (3M SOFR + 6.00%)	11/30/2027			707	707	(e)
Continental Cafe, LLC		1st Lien Term Loan	11.67% (3M SOFR + 6.25%)	11/30/2027			810	810	(e)
Continental Cafe, LLC		1st Lien Delay Draw Loan	11.42% (3M SOFR + 6.00%)	11/30/2027			2,781	2,781	(e)
DecoPac, Inc.		1st Lien Revolver Loan	11.42% (1M SOFR + 6.00%)	5/14/2026			817	809	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	5/15/2028			21,848	21,629	(e)(f)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	12.02% (3M SOFR + 6.50%)	10/31/2028			3,258	3,258	(e)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Loan	12.05% (3M SOFR + 6.50%)	10/31/2028			419	419	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Revolver Loan		5/1/2029			—	—	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	11.68% (1M SOFR + 6.25%)	5/1/2029			2,314	2,245	(e)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Loan		5/1/2029			—	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	7/31/2026			2,074	2,053	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolver Loan	11.64% (3M SOFR + 6.25%)	1/18/2029			6	6	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	1/18/2029			143	143	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Loan	11.64% (3M SOFR + 6.25%)	1/18/2029			28	28	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Loan	11.64% (3M SOFR + 6.25%)	1/18/2029			4	4	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Loan		1/18/2029			—	—	(e)(h)
ZB Holdco LLC		1st Lien Revolver Loan	11.55% (3M SOFR + 6.00%)	2/9/2028			25	25	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	2/9/2028			1,578	1,578	(e)(f)
ZB Holdco LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	2/9/2028			384	384	(e)
ZB Holdco LLC		1st Lien Delay Draw Loan	11.54% (3M SOFR + 4.75%)	2/9/2028			797	797	(e)(h)
								44,837		1.56%
Energy
CD&R Firefly Bidco Limited	United Kingdom	1st Lien Term Loan	11.34% (SONIA + 6.00%)	6/21/2028			£3,500	4,161

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Term Loan	14.49% (3M SOFR + 9.00%)	11/16/2026				6,076	6,076	(e)
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Delay Draw Loan		11/16/2026				—	—	(e)(h)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Loan	12.47% (3M BKBM + 6.75%)	7/26/2027			NZD	19,293	11,564	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Loan		7/26/2027			NZD	—	—	(e)(h)
Halcon Holdings, LLC		1st Lien Term Loan	12.89% (3M SOFR + 7.50%)	11/24/2025				11,249	11,249	(e)
Halcon Holdings, LLC		1st Lien Delay Draw Loan	12.89% (3M SOFR + 7.50%)	11/24/2025				1,969	1,968	(e)
HighPeak Energy, Inc.		1st Lien Term Loan	13.06% (3M SOFR + 7.50%)	9/30/2026				15,535	15,380	(e)
Offen, Inc.		1st Lien Term Loan	10.46% (6M SOFR + 5.00%)	6/22/2026				2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delay Draw Loan	10.46% (6M SOFR + 5.00%)	6/22/2026				1,012	1,011	(e)(f)
Offen, Inc.		1st Lien Delay Draw Loan	10.46% (6M SOFR + 5.43%)	6/22/2026				12,572	12,572	(e)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Loan	12.08% (SONIA + 6.75%)	4/27/2027				£2,947	3,596	(e)(f)(g)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	4/27/2027				£221	270	(e)(g)(h)
									70,490		2.45%
Financial Services
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Loan	10.53% (3M EURIBOR + 6.25%)	1/9/2025				€1,009	1,066	(e)(f)(g)
AQ Sage Buyer, LLC		1st Lien Revolver Loan		1/26/2026				—	—	(e)(h)
AQ Sage Buyer, LLC		1st Lien Delay Draw Loan	11.57% (3M SOFR + 5.75%)	1/25/2027				208	202	(e)(h)
Avolon TLB Borrower 1 (US) LLC		1st Lien Term Loan	7.82% (1M SOFR + 2.50%)	6/22/2028				3,541	3,538
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	12.31% (3M SOFR + 6.75%)	9/15/2027				7,377	7,156	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolver Loan		12/29/2027				—	—	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	11.07% (1M SOFR + 5.75%)	12/29/2028				6,047	6,047	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Loan	11.07% (1M SOFR + 5.75%)	12/29/2028				2,371	2,372	(e)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Loan	11.07% (3M SOFR + 5.75%)	12/29/2028				508	508	(e)(h)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Loan	11.97% (3M EURIBOR + 7.75%)	1/8/2029				€5,591	5,911	(e)(f)(g)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Loan	11.97% (3M EURIBOR + 7.75%)	1/8/2029				€518	548	(e)(g)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Brokers Alliance S.L.	Spain	1st Lien Term Loan		4/9/2029			€—	—	(e)(g)(h)(i)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Loan	9.97% (3M EURIBOR + 6.25%)	4/9/2029			€226	239	(e)(g)(h)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Loan	9.97% (3M EURIBOR + 6.25%)	4/9/2029			€901	953	(e)(f)(g)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Loan		4/9/2029			€—	—	(e)(g)(h)(i)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	3/1/2028			20,998	20,998	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	3/1/2028			4,485	4,485	(e)
Convera International Holdings Limited	Jersey	1st Lien Revolver Loan		3/1/2027			—	—	(e)(h)
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.)		2nd Lien Term Loan	12.18% (1M SOFR + 6.75%)	7/20/2026			1,402	1,397
Focus Financial Partners, LLC		1st Lien Term Loan	8.82% (3M SOFR + 3.50%)	6/30/2028			6,000	5,987
GC Waves Holdings, Inc.		1st Lien Revolver Loan		8/11/2028			—	—	(e)(h)
GC Waves Holdings, Inc.		1st Lien Term Loan	11.42% (1M SOFR + 6.00%)	8/11/2028			1,004.00	984.00	(e)
GC Waves Holdings, Inc.		1st Lien Delay Draw Loan	11.42% (1M SOFR + 6.00%)	8/11/2028			6	6	(e)(h)
GTCR F Buyer Corp.		1st Lien Revolver Loan		9/6/2029			—	—	(e)(h)
GTCR F Buyer Corp.		1st Lien Term Loan	11.40% (6M SOFR + 6.00%)	9/6/2030			899	877	(e)
GTCR F Buyer Corp.		1st Lien Delay Draw Loan		9/6/2030			—	—	(e)(h)
GTCR W Merger Sub LLC		1st Lien Term Loan		9/20/2030			9,000	8,993	(i)
The Mather Group, LLC		1st Lien Delay Draw Loan	11.72% (6M SOFR + 5.75%)	3/31/2028			1,611	1,562	(e)(h)
Mercury Borrower, Inc.		1st Lien Revolver Loan		7/31/2026			—	—	(e)(h)
Mercury Borrower, Inc.		1st Lien Term Loan	8.93% (1M SOFR + 3.50%)	8/2/2028			3,892	3,846
Mercury Borrower, Inc.		2nd Lien Term Loan	12.03% (3M SOFR + 6.50%)	8/2/2029			713	674
Monica Holdco (US), Inc.		1st Lien Revolver Loan	12.16% (3M SOFR + 6.75%)	1/8/2026			1,002	962	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	12.29% (3M SOFR + 6.75%)	1/7/2028			8,035	7,714	(e)(f)
Motion Acquisition Limited	United Kingdom	1st Lien Term Loan	8.90% (3M SOFR + 3.25%)	11/12/2026			3,281	3,271
Motion Acquisition Limited	United Kingdom	1st Lien Delay Draw Loan	8.90% (3M SOFR + 3.25%)	11/12/2026			468	466
Pathstone Family Office LLC		1st Lien Revolver Loan	12.17% (1M SOFR + 6.75%)	5/15/2028			13	12	(e)(h)
Pathstone Family Office LLC		1st Lien Term Loan	12.17% (1M SOFR + 6.75%)	5/15/2029			995	985	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Pathstone Family Office LLC		1st Lien Term Loan	12.18% (6M SOFR + 6.75%)	5/15/2029				2,611	2,585	(e)
Pathstone Family Office LLC		1st Lien Delay Draw Loan		5/15/2029				—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Revolver Loan		8/1/2029				—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Term Loan	11.62% (3M SOFR + 6.25%)	8/1/2029				1,516	1,471	(e)
PCIA SPV-3, LLC		1st Lien Delay Draw Loan		8/1/2029				—	—	(e)(h)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	12.35% (SONIA + 7.00%)	4/4/2029				£4,125	4,781	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Loan		4/4/2029				£—	—	(e)(f)(h)(i)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Loan	12.51% (SONIA + 7.00%)	4/4/2029				£822	953	(e)
Platinum Credit Bidco Limited	Jersey	1st Lien Revolver Loan		5/9/2029				£—	—	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	12.19% (SONIA + 7.00%)	11/9/2029				£27,960	34,114	(e)(f)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.93% (SONIA + 5.75%)	9/21/2028				£5,250	6,406	(e)(g)
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Loan		9/21/2028				£—	—	(e)(g)(h)
ProFund S.a r.l.	Poland	1st Lien Term Loan	10.18% (6M EURIBOR + 6.50%)	12/3/2027				€2,164	2,288	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Loan	10.18% (6M EURIBOR + 6.50%)	12/3/2027				€90	95	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Loan	13.20% (6M WIBOR + 6.50%)	12/3/2027			PLN	15,023	3,439	(e)
Schenectady International Group, Inc.		1st Lien Term Loan		10/15/2025				1,000	799	(i)
Symbol Bidco I Limited	United Kingdom	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	12/21/2026				£571	697	(e)(f)
Symbol Bidco I Limited	United Kingdom	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	12/21/2026				£429	523	(e)
Symbol Bidco I Limited	United Kingdom	1st Lien Delay Draw Loan	12.30% (SONIA + 7.00%)	12/21/2026				£104	126	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver Loan		10/4/2027				—	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	10.25% (3M SOFR + 6.25%)	10/4/2027				3,423	3,422	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delay Draw Loan	10.50% (3M SOFR + 6.25%)	10/4/2027				2,126	2,126	(e)
TA/WEG Holdings, LLC		1st Lien Delay Draw Loan	11.26% (3M SOFR + 6.25%)	10/4/2027				2,454	2,454	(e)
TA/WEG Holdings, LLC		1st Lien Delay Draw Loan	11.26% (3M SOFR + 6.25%)	10/4/2027				8,236	8,236	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delay Draw Loan	11.26% (3M SOFR + 6.25%)	10/4/2027				1,691	1,691	(e)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	9.38% (3M SOFR + 3.50%)	7/30/2027				5,102	5,086
Toscafund Limited	United Kingdom	1st Lien Delay Draw Loan	13.57% (SONIA + 8.00%)	4/2/2025				£2,950	3,599	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Trustly AB	Sweden	1st Lien Term Loan	11.17% (3M STIBOR + 7.00%)	6/30/2025			SEK	5,500	498	(e)
Trustly AB	Sweden	1st Lien Delay Draw Loan	11.17% (3M STIBOR + 7.00%)	6/30/2025			SEK	2,700	245	(e)
The Ultimus Group Midco, LLC		1st Lien Revolver Loan	10.42% (3M SOFR + 5.00%)	2/1/2026				45	44	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.99% (3M SOFR + 4.75%)	2/1/2026				6,959	6,819	(e)(f)
Waverly Advisors, LLC		1st Lien Revolver Loan		3/1/2028				—	—	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	3/1/2028				2,036	2,036	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Loan	11.29% (3M SOFR + 5.75%)	3/1/2028				1,225	1,225	(e)(h)
									187,517		6.78%
Food, Beverage and Tobacco
Berner Food & Beverage, LLC		1st Lien Revolver Loan	13.00% (3M PRIME + 4.50%)	7/30/2026				151	151	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	11.02% (3M SOFR + 5.50%)	7/30/2027				2,593	2,594	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	12.18% (1M SOFR + 6.75%)	12/10/2029				3,000	2,970	(e)(f)
City Line Distributors LLC		1st Lien Revolver Loan	11.65% (3M SOFR + 6.00%)	8/31/2028				—	—	(e)(h)
City Line Distributors LLC		1st Lien Term Loan	11.65% (3M SOFR + 6.00%)	8/31/2028				314	307	(e)
City Line Distributors LLC		1st Lien Delay Draw Loan		8/31/2028				—	—	(e)(h)
Florida Food Products, LLC		1st Lien Term Loan	10.43% (1M SOFR + 5.00%)	10/18/2028				37	34	(e)
Florida Food Products, LLC		2nd Lien Term Loan	13.43% (1M SOFR + 8.00%)	10/18/2029				7,299	6,715	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	14.29% (1M SOFR + 8.88%)	12/29/2026				6,654	6,554	(e)(f)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Loan	14.29% (1M SOFR + 8.88%)	12/29/2026				7,728	7,612	(e)(h)
KNPC Holdco, LLC		1st Lien Term Loan	11.95% (6M SOFR + 6.75%)	10/20/2028				492	492	(e)
KNPC Holdco, LLC		1st Lien Term Loan	10.70% (6M SOFR + 5.50%)	10/22/2028				2,059	2,059	(e)(f)
Post Holdings, Inc.		1st Lien Term Loan		4/26/2026				5,000	4,925	(e)(i)
Quirch Foods Holdings, LLC		1st Lien Term Loan	10.19% (1M SOFR + 4.75%)	10/27/2027				7,265	7,224
RB Holdings Interco, LLC		1st Lien Revolver Loan	10.55% (3M SOFR + 5.00%)	5/4/2028				605	605	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	10.52% (3M SOFR + 5.00%)	5/4/2028				3,742	3,741	(e)(f)
RB Holdings Interco, LLC		1st Lien Delay Draw Loan		5/4/2028				—	—	(e)(h)
Watermill Express, LLC		1st Lien Revolver Loan	10.42% (1M SOFR + 5.00%)	4/20/2027				105	104	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Watermill Express, LLC		1st Lien Term Loan	10.54% (3M SOFR + 5.00%)	4/20/2027			2,244	2,244	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Loan	10.54% (3M SOFR + 5.00%)	4/20/2027			217	217	(e)
Winebow Holdings, Inc.		1st Lien Term Loan	11.67% (1M SOFR + 6.25%)	7/1/2025			3,379	3,278	(e)(f)
								51,826		1.80%
Health Care Equipment and Services
athenahealth Group Inc.		1st Lien Revolver Loan		2/15/2027			—	—	(e)(h)
athenahealth Group Inc.		1st Lien Term Loan	8.57% (1M SOFR + 3.50%)	2/15/2029			8,067	7,903
Bausch + Lomb Corporation	Canada	1st Lien Term Loan	8.76% (3M SOFR + 3.25%)	5/10/2027			2,886	2,801
Bracket Intermediate Holding Corp.		1st Lien Term Loan	10.49% (3M SOFR + 5.00%)	5/8/2028			3,001	2,994
CEP V I 5 UK Limited	United Kingdom	1st Lien Delay Draw Loan	12.38% (3M SOFR + 7.00%)	2/18/2027			26,719	24,047	(e)(f)
Color Intermediate, LLC		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	10/4/2029			1,855	1,855	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolver Loan	12.15% (3M SOFR + 6.50%)	2/14/2025			1	1	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	12.15% (3M SOFR + 6.50%)	2/14/2025			973	894	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Loan	12.15% (3M SOFR + 6.50%)	2/14/2025			683	629	(e)(f)
Convey Health Solutions, Inc.		1st Lien Term Loan	10.74% (3M SOFR + 5.25%)	9/4/2026			2,671	2,377	(e)(f)
Crown CT Parent Inc.		1st Lien Revolver Loan		3/8/2028			—	—	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	11.04% (3M SOFR + 5.50%)	3/8/2029			8,194	7,866	(e)(f)
Crown CT Parent Inc.		1st Lien Delay Draw Loan		3/8/2029			—	—	(e)(h)
CVP Holdco, Inc.		1st Lien Revolver Loan		10/31/2024			—	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	11.82% (1M SOFR + 6.40%)	10/31/2025			3,357	3,357	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Loan	11.82% (1M SOFR + 6.40%)	10/31/2025			2,584	2,584	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Loan	11.82% (1M SOFR + 6.40%)	10/31/2025			27,040	27,040	(e)
CVP Holdco, Inc.		1st Lien Delay Draw Loan	12.18% (1M SOFR + 6.75%)	10/31/2025			677	677	(e)(h)
Electron Bidco Inc.		1st Lien Term Loan	8.43% (1M SOFR + 3.00%)	11/1/2028			10,001	9,951
Evolent Health LLC		1st Lien Revolver Loan	9.04% (3M SOFR + 4.00%)	1/22/2029			1	1	(e)(h)
Evolent Health LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	1/22/2029			3,186	3,186	(e)(f)
Evolent Health LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	1/22/2029			1,492	1,492	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Floss Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	13.15% (SONIA + 7.63%)	9/7/2026			£422	464	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	13.53% (SONIA + 8.00%)	9/7/2026			£317	348	(e)(f)
Fortrea Holdings Inc.		1st Lien Term Loan	9.07% (1M SOFR + 3.75%)	7/1/2030			2,693	2,682
Global Medical Response, Inc.		1st Lien Term Loan	9.88% (3M SOFR + 4.25%)	3/14/2025			4,205	2,919
Global Medical Response, Inc.		1st Lien Term Loan	9.78% (3M SOFR + 4.25%)	10/2/2025			11,924	8,264
Global Medical Response, Inc.		2nd Lien Term Loan	12.17% (1M SOFR + 6.75%)	12/17/2029			29,366	20,850	(e)
Kedleston Schools Limited	United Kingdom	1st Lien Delay Draw Loan	12.72% (SONIA + 7.50%)	5/31/2024			£1,244	1,518	(e)(f)
Lifepoint Health Inc		1st Lien Term Loan		11/16/2028			4,020	3,890	(e)(i)
LifeScan Global Corporation		1st Lien Term Loan	11.25% (6M SOFR + 6.00%)	12/31/2026			3,755	2,960
LifeScan Global Corporation		2nd Lien Term Loan	14.67% (6M SOFR + 9.50%)	3/31/2027			5,692	3,415
Medline Borrower, LP		1st Lien Term Loan	8.68% (1M SOFR + 3.25%)	10/23/2028			3,209	3,198
Medmark Services Inc		1st Lien Term Loan	10.65% (3M SOFR + 5.00%)	6/11/2027			1,786	1,751	(e)(f)
Medmark Services Inc		1st Lien Delay Draw Loan	10.65% (3M SOFR + 5.00%)	6/11/2027			1,529	1,498	(e)(f)
Medmark Services Inc		2nd Lien Term Loan	14.15% (3M SOFR + 8.50%)	6/11/2028			9,139	8,956	(e)
Medmark Services Inc		2nd Lien Delay Draw Loan	14.15% (3M SOFR + 8.50%)	6/11/2028			4,897	4,799	(e)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Loan	10.05% (3M EURIBOR + 6.08%)	5/14/2029			€5,778	6,108	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Loan	9.28% (3M EURIBOR + 5.50%)	5/14/2029			€870	920	(e)(h)
NextCare, Inc.		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	6/30/2024			4,238	4,238	(e)(f)
NextCare, Inc.		2nd Lien Term Loan	16.54% (3M SOFR + 11.00%)	12/31/2024			6,730	6,394	(e)(f)
NextCare, Inc.		1st Lien Delay Draw Loan	11.54% (3M SOFR + 6.00%)	6/30/2024			75	74	(e)(f)
Nomi Health, Inc.		1st Lien Term Loan	13.85% (3M SOFR + 8.25%)	7/21/2028			2,495	2,420	(e)
NSPC Intermediate Corp.		1st Lien Term Loan		2/13/2026			82	4	(e)(j)
NSPC Intermediate Corp.		1st Lien Term Loan	13.52% (3M SOFR + 8.00%)	2/13/2026			7	7	(e)
Olympia Acquisition, Inc.		1st Lien Term Loan		2/26/2027			140	84	(e)(j)
Olympia Acquisition, Inc.		1st Lien Term Loan		2/26/2027			3,257	1,954	(e)(f)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Loan		2/26/2027			523	314	(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Olympia Acquisition, Inc.		1st Lien Delay Draw Loan	13.05% (3M SOFR + 7.50%)	2/26/2027			142	142	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolver Loan		10/24/2024			—	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	12.75% (PRIME + 4.25%)	10/24/2025			2,976	2,976	(e)(f)
Pluto Acquisition I, Inc.		1st Lien Term Loan	9.68% (3M SOFR + 4.00%)	6/22/2026			21,470	18,679	(f)
Premise Health Holding Corp		1st Lien Revolver Loan		4/10/2025			—	—	(e)(h)
Premise Health Holding Corp		1st Lien Term Loan	9.34% (6M SOFR + 3.75%)	7/10/2025			11	10	(e)(f)
Premise Health Holding Corp		2nd Lien Term Loan	13.09% (6M SOFR + 7.50%)	7/10/2026			2,000	1,940	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.22% (3M EURIBOR + 7.25%)	6/21/2027			€2,200	2,326	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.47% (3M EURIBOR + 7.50%)	6/21/2027			€915	968	(e)(h)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Loan	11.22% (3M EURIBOR + 7.25%)	6/21/2027			€1,654	1,749	(e)
R1 RCM Inc.		1st Lien Term Loan	8.32% (1M SOFR + 3.00%)	6/21/2029			7,562	7,555
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	16.30% (SONIA + 11.00%)	10/14/2023			£1,634	1,994	(e)(f)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	12.58% (SONIA + 7.25%)	12/1/2028			£3,861	4,710	(e)(f)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.58% (SONIA + 7.25%)	12/1/2028			£1,667	2,034	(e)(g)
SiroMed Physician Services, Inc.		1st Lien Revolver Loan		3/31/2025			—	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	10.14% (3M SOFR + 4.75%)	3/31/2025			455	455	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	12/11/2026			9,959	9,857
Symplr Software Inc.		1st Lien Revolver Loan		12/22/2025			—	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	9.97% (3M SOFR + 4.50%)	12/22/2027			2	2	(f)
Symplr Software Inc.		2nd Lien Term Loan	13.34% (3M SOFR + 7.88%)	12/22/2028			12,343	11,232	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	12.22% (3M EURIBOR + 8.25%)	2/24/2028			€643	660	(e)(f)(g)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Loan	12.22% (3M EURIBOR + 8.25%)	2/24/2028			€1,006	1,031	(e)(g)(h)
Therapy Brands Holdings LLC		2nd Lien Term Loan	12.18% (1M SOFR + 6.75%)	5/18/2029			4,334	4,074	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Revolver Loan		3/30/2029			—	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	12.29% (3M SOFR + 6.75%)	3/30/2029			3,161	3,161	(e)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Loan		3/30/2029			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	7/2/2025			1,009	989	(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	11.68% (1M SOFR + 6.25%)	7/2/2025			529	523	(e)(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		2nd Lien Term Loan	13.18% (1M SOFR + 7.75%)	7/2/2026			937	862	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolver Loan	13.75% (PRIME + 5.25%)	12/1/2027			26	26	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	11.67% (1M SOFR + 6.25%)	12/1/2027			1,553	1,554	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Loan	11.68% (1M SOFR + 6.25%)	12/1/2027			467	467	(e)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Loan	12.07% (3M SOFR + 6.75%)	12/1/2027			7	7	(e)(h)
WSHP FC Acquisition LLC		1st Lien Revolver Loan	11.79% (3M SOFR + 6.25%)	3/30/2028			2,757	2,646	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	3/30/2028			3,341	3,208	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	3/30/2028			16,025	15,384	(e)(f)(h)
WSHP FC Acquisition LLC		1st Lien Delay Draw Loan	11.79% (3M SOFR + 6.25%)	3/30/2028			1,231	1,181	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Loan	11.79% (3M SOFR + 6.25%)	3/30/2028			5,726	5,497	(e)
								297,192		10.34%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolver Loan		12/22/2027			—	—	(e)(h)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	11.17% (1M SOFR + 5.75%)	12/22/2027			1,658	1,608	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolver Loan		10/1/2026			—	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.77% (3M SOFR + 6.25%)	2/12/2027			4,180	4,180	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	2/12/2027			7,686	7,687	(e)
Premier Specialties, Inc.		1st Lien Revolver Loan	11.42% (1M SOFR + 6.00%)	8/20/2027			385	335	(e)
Premier Specialties, Inc.		1st Lien Term Loan	11.42% (1M SOFR + 6.00%)	8/20/2027			2,989	2,601	(e)(f)
Silk Holdings III Corp.		1st Lien Revolver Loan	11.39% (6M SOFR + 6.00%)	5/1/2029			1	1	(e)
Silk Holdings III Corp.		1st Lien Revolver Loan		5/1/2029			—	—	(e)(h)
Silk Holdings III Corp.		1st Lien Term Loan	13.14% (3M SOFR + 7.75%)	5/1/2029			3,987	3,867	(e)
Sunshine Luxembourg VII S.a r.l.	Luxembourg	1st Lien Term Loan	9.24% (3M SOFR + 3.75%)	10/1/2026			6,800	6,785
								27,064		0.94%
Insurance

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Accession Risk Management Group, Inc.		1st Lien Revolver Loan		10/30/2026			—	—	(e)(h)
Accession Risk Management Group, Inc.		1st Lien Term Loan	11.07% (3M SOFR + 5.50%)	10/30/2026			3,121	3,027	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Loan		10/30/2026			—	—	(e)(h)
Acrisure, LLC		1st Lien Term Loan	11.12% (3M SOFR + 5.75%)	2/15/2027			249	250
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	10.60% (6M EURIBOR + 6.75%)	9/17/2029			€2,000	2,115	(e)(f)
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc.		1st Lien Term Loan	10.42% (1M SOFR + 5.00%)	2/28/2028			232	231	(f)
AQ Sunshine, Inc.		1st Lien Revolver Loan	11.79% (3M SOFR + 6.25%)	4/15/2024			1,082	1,049	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	4/15/2025			4,991	4,841	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	4/15/2025			1,709	1,658	(e)
AQ Sunshine, Inc.		1st Lien Delay Draw Loan	11.79% (3M SOFR + 6.25%)	4/15/2025			8,236	7,989	(e)
AQ Sunshine, Inc.		1st Lien Delay Draw Loan	11.79% (3M SOFR + 6.25%)	4/15/2025			72	70	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	12.51% (SONIA + 7.00%)	7/14/2026			£1,491	1,819	(e)(f)(g)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	10.95% (6M EURIBOR + 7.25%)	7/14/2026			€190	201	(e)(f)(g)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delay Draw Loan	12.55% (SONIA + 7.00%)	7/14/2026			£312	380	(e)(g)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delay Draw Loan	11.14% (6M SOFR + 6.00%)	7/14/2026			16,452	16,288	(e)(f)(g)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delay Draw Loan	9.70% (6M EURIBOR + 6.00%)	7/14/2026			£1	1	(e)(g)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delay Draw Loan	12.57% (6M SOFR + 7.00%)	7/14/2026			229	229	(e)(g)(h)
Captive Resources Midco, LLC		1st Lien Revolver Loan		7/3/2028			—	—	(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	11.07% (1M SOFR + 5.75%)	7/1/2029			1,296	1,296	(e)(f)(g)
Daylight Beta Parent LLC		1st Lien Term Loan	10.00%	9/12/2033			4,093	1,637	(e)(g)
Daylight Beta Parent LLC		1st Lien Term Loan		9/13/2038			850	340	(e)
Foundation Risk Partners, Corp.		1st Lien Revolver Loan		10/29/2027			—	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	11.49% (3M SOFR + 6.00%)	10/30/2028			19,150	19,150	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Loan	11.49% (3M SOFR + 6.00%)	10/30/2028			3,444	3,444	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Foundation Risk Partners, Corp.		1st Lien Delay Draw Loan	11.49% (3M SOFR + 6.00%)	10/30/2028				9,714	9,714	(e)(h)
Galway Borrower LLC		1st Lien Revolver Loan		9/30/2027				—	—	(e)(h)
Galway Borrower LLC		1st Lien Term Loan	10.64% (3M SOFR + 5.25%)	9/29/2028				11,917	11,679	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Loan	10.74% (3M SOFR + 5.25%)	9/29/2028				110	108	(e)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Loan		11/24/2028				—	—	(e)(h)
High Street Buyer, Inc.		1st Lien Revolver Loan		4/16/2027				—	—	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	4/14/2028				4,699	4,699	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Loan	11.54% (3M SOFR + 6.00%)	4/14/2028				17,590	17,590	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Loan	11.29% (3M SOFR + 5.75%)	4/14/2028				6,383	6,383	(e)(h)
Hub International Limited		1st Lien Term Loan	9.37% (3M SOFR + 4.00%)	11/10/2029				2,524	2,526
Hub International Limited		1st Lien Term Loan	9.58% (3M SOFR + 4.25%)	6/20/2030				10,066	10,082
Inszone Mid, LLC		1st Lien Revolver Loan	12.17% (1M SOFR + 6.75%)	11/8/2028				7	7	(e)(h)
Inszone Mid, LLC		1st Lien Term Loan	12.17% (1M SOFR + 6.75%)	11/8/2028				286	285	(e)
Inszone Mid, LLC		1st Lien Delay Draw Loan	12.17% (1M SOFR + 6.75%)	11/8/2028				157	157	(e)(h)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	12.23% (SONIA + 6.75%)	7/24/2028				£6,203	7,416	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.23% (SONIA + 6.75%)	7/24/2028				£2,145	2,565	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Loan	11.35% (SONIA + 6.00%)	12/11/2028				£1,190	1,452	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Loan	11.35% (SONIA + 6.00%)	12/11/2028				£310	378	(e)(f)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Loan	11.35% (SONIA + 6.00%)	12/11/2028				£1,488	1,816	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Loan	11.78% (SONIA + 6.25%)	12/11/2028				£2,466	3,008	(e)(g)(h)
LJo Finco AB	Sweden	1st Lien Revolver Loan		5/31/2030			SEK	—	—	(e)(h)(i)
LJo Finco AB	Sweden	1st Lien Term Loan	10.54% (STIBOR + 6.50%)	8/30/2030			SEK	86,000	7,872	(e)
LJo Finco AB	Sweden	1st Lien Delay Draw Loan		9/12/2030			SEK	—	—	(e)(h)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	12.71% (SONIA + 7.25%)	6/6/2024				£1,000	1,220	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Loan	12.76% (SONIA + 7.25%)	6/6/2024				£667	814	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Loan	12.71% (SONIA + 7.25%)	3/16/2026				£360	440	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Optio Group Limited	United Kingdom	1st Lien Delay Draw Loan	11.22% (EURIBOR + 7.25%)	3/16/2026				£280	341	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Revolver Loan		10/16/2028				—	—	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	10/16/2028				1,783	1,730	(e)(f)
People Corporation	Canada	1st Lien Revolver Loan		2/18/2027			CAD	—	—	(e)(h)
People Corporation	Canada	1st Lien Term Loan	11.75% (3M CDOR + 6.25%)	2/18/2028			CAD	7,040	5,183	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Loan	11.75% (3M CDOR + 6.25%)	2/18/2028			CAD	2,297	1,692	(e)
People Corporation	Canada	1st Lien Delay Draw Loan	11.25% (3M CDOR + 5.50%)	2/18/2028			CAD	4,082	3,006	(e)(h)
People Corporation	Canada	1st Lien Delay Draw Loan	11.44% (3M CDOR + 6.00%)	2/18/2028			CAD	75	75	(e)(h)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	10.55% (SONIA + 5.25%)	12/4/2028				£1,750	2,135	(e)(f)(g)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	10.55% (SONIA + 5.25%)	12/4/2028				£438	534	(e)(g)(h)
Ryan Specialty Group, LLC		1st Lien Term Loan	8.42% (1M SOFR + 3.00%)	9/1/2027				3,786	3,782
SageSure Holdings, LLC		2nd Lien Term Loan	11.14% (1M SOFR + 5.75%)	1/28/2028				5,547	5,547	(e)(f)(g)
SageSure Holdings, LLC		2nd Lien Delay Draw Loan	11.40% (1M SOFR + 5.75%)	1/28/2028				240	240	(e)(g)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolver Loan		8/29/2025			CAD	—	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	11.76% (3M CDOR + 6.25%)	8/29/2025			CAD	156	115	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	13.42% (1M SOFR + 8.00%)	11/5/2024				7,150	6,435	(e)(g)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	11.35% (SONIA + 6.00%)	7/26/2028				£455	555	(e)(f)(g)
Seventeen Group Limited	United Kingdom	1st Lien Delay Draw Loan	11.33% (SONIA + 6.00%)	7/26/2028				£36	44	(e)(g)(h)
SG Acquisition, Inc.		1st Lien Term Loan	10.92% (1M SOFR + 5.50%)	1/27/2027				2,730	2,703	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan		9/7/2029				£—	—	(e)(h)(i)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	12.98% (6M SOFR + 7.25%)	9/7/2029				13,546	14,647	(e)
Spring Insurance Solutions, LLC		1st Lien Term Loan	12.22% (3M SOFR + 6.50%)	11/24/2025				3,402	3,027	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delay Draw Loan	12.22% (3M SOFR + 6.50%)	11/24/2025				579	516	(e)
Staysure Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	12.60% (SONIA + 7.25%)	7/1/2025				£1,000	1,220	(e)
USI, Inc.		1st Lien Term Loan	8.79% (3M LIBOR + 3.25%)	12/2/2026				$3,740	3,737
USI, Inc.		1st Lien Term Loan	9.14% (3M SOFR + 3.75%)	11/22/2029				7,149	7,138

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
USI, Inc.		1st Lien Term Loan		9/14/2030			6,740	6,718	(i)
								227,346		7.91%
Materials
ASP-r-pac Acquisition Co LLC		1st Lien Revolver Loan		12/29/2027			—	—	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	11.63% (3M SOFR + 6.00%)	12/29/2027			6,151	6,028	(e)(f)
Charter Next Generation, Inc.		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	12/1/2027			9,629	9,532
Chemours Company, The		1st Lien Term Loan	8.82% (1M SOFR + 3.50%)	8/18/2028			7,880	7,781
Coyote Buyer, LLC		1st Lien Revolver Loan	11.52% (3M SOFR + 6.00%)	2/6/2025			1,447	1,375	(e)(h)
Coyote Buyer, LLC		1st Lien Term Loan	11.52% (3M SOFR + 6.00%)	2/6/2026			20,115	19,109	(e)(f)
Coyote Buyer, LLC		1st Lien Term Loan	13.57% (3M SOFR + 8.00%)	8/6/2026			4,904	4,806	(e)(f)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver Loan	8.37% (1M EURIBOR + 4.50%)	7/2/2024			€83	87	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	8.21% (3M EURIBOR + 4.50%)	7/2/2026			€791	837	(e)(f)
Nelipak Holding Company		1st Lien Revolver Loan		7/2/2024			—	—	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	9.77% (3M SOFR + 4.25%)	7/2/2026			2,916	2,915	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.17% (1M SOFR + 6.75%)	12/1/2026			4,147	4,105	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.17% (1M SOFR + 6.75%)	12/1/2026			248	246	(e)
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	8.21% (3M EURIBOR + 4.50%)	7/2/2026			€5,159	5,455	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	9.63% (3M SOFR + 4.00%)	12/15/2025			8,289	7,903	(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.88% (3M SOFR + 7.25%)	12/14/2026			2,960	2,812	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	9.97% (6M SOFR + 4.75%)	11/26/2026			647	647	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	11.74% (3M SOFR + 5.50%)	1/12/2026			622	622	(e)(f)
Precision Concepts International LLC		1st Lien Revolver Loan		1/12/2026			—	—	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	11.74% (3M SOFR + 5.50%)	1/12/2026			3,382	3,383	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	11.74% (3M SOFR + 5.75%)	1/12/2026			1,448	1,448	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	9.07% (1M SOFR + 3.75%)	7/31/2026			5,984	5,967
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.53% (3M SOFR + 4.00%)	10/2/2028			8,368	5,053
Pretium PKG Holdings, Inc.		2nd Lien Term Loan	12.28% (3M SOFR + 6.75%)	10/1/2029			1,025	534	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Trident TPI Holdings, Inc.		1st Lien Term Loan	9.65% (3M SOFR + 4.00%)	9/15/2028				8,628	8,586
Vobev, LLC		1st Lien Revolver Loan	10.35% (3M SOFR + 5.00%)	4/20/2028				1	1	(e)(h)
Vobev, LLC		1st Lien Term Loan	13.18% (3M SOFR + 7.75%)	4/20/2028				12,349	11,732	(e)
Vobev, LLC		1st Lien Delay Draw Loan		4/20/2028				—	—	(e)(h)
									110,964		3.86%
Media and Entertainment
Aventine Intermediate LLC		1st Lien Term Loan	11.49% (3M SOFR + 6.00%)	6/18/2027				2,180	2,093	(e)(f)(g)
Aventine Intermediate LLC		1st Lien Delay Draw Loan	11.49% (3M SOFR + 6.00%)	6/18/2027				863	828	(e)(f)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.23% (3M CIBOR + 7.50%)	3/31/2028			DKK	19,796	2,806	(e)(f)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.80% (6M CIBOR + 7.50%)	3/31/2028			DKK	18,316	2,596	(e)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan		3/31/2028			DKK	—	—	(e)(h)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Loan	11.23% (3M CIBOR + 7.50%)	3/31/2028			DKK	11,149	1,581	(e)(g)
Creative Artists Agency, LLC		1st Lien Term Loan	8.82% (1M SOFR + 3.50%)	11/27/2028				6,985	6,951
Diamond Sports Group, LLC		2nd Lien Term Loan		8/24/2026				1,093	21	(j)
Global Music Rights, LLC		1st Lien Revolver Loan		8/27/2027				—	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	11.24% (3M SOFR + 5.50%)	8/28/2028				4,930	4,930	(e)(f)
MailSouth, Inc.		1st Lien Term Loan		4/23/2024				2,482	270	(e)(j)
Production Resource Group, LLC		1st Lien Term Loan	13.92% (1M SOFR + 8.50%)	8/21/2024				829	829	(e)(g)
Production Resource Group, LLC		1st Lien Delay Draw Loan	10.32% (1M SOFR + 5.00%)	8/21/2024				304	304	(e)
Production Resource Group, LLC		1st Lien Delay Draw Loan	12.92% (1M SOFR + 7.50%)	8/21/2024				167	167	(e)
Professional Fighters League, LLC		1st Lien Term Loan	12.00%	1/20/2026				650	650	(e)(g)
Professional Fighters League, LLC		2nd Lien Delay Draw Loan	14.00%	1/20/2026				6	6	(e)(g)
Renaissance Holding Corp.		1st Lien Term Loan	9.90% (3M LIBOR + 4.75%)	4/5/2030				4,576	4,534
Rugby Australia Ltd	Australia	1st Lien Term Loan	11.94% (3M BBSY + 7.75%)	3/31/2027			AUD	1,250	804	(e)
Rugby Australia Ltd	Australia	1st Lien Delay Draw Loan	11.94% (3M BBSY + 7.75%)	3/31/2027			AUD	313	201	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/22/2029				€9,193	9,720	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	9.89% (3M SOFR + 4.50%)	12/4/2026				4,284	4,130

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)		1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	5/18/2025			15,263	15,223
								58,644		2.04%
Pharmaceuticals, Biotechnology and Life Sciences
Alcami Corporation		1st Lien Revolver Loan		12/21/2028			—	—	(e)(h)
Alcami Corporation		1st Lien Term Loan	12.42% (1M SOFR + 7.00%)	12/21/2028			204	204	(e)
Alcami Corporation		1st Lien Delay Draw Loan		12/21/2028			—	—	(e)(h)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	12.81% (SONIA + 7.51%)	9/4/2028			£3,559	4,342	(e)(f)(g)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	12.81% (SONIA + 7.51%)	9/4/2028			£4,218	5,147	(e)(f)(g)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Loan	12.83% (SONIA + 7.51%)	9/4/2028			£647	790	(e)(g)(h)
Bamboo US BidCo LLC		1st Lien Revolver Loan		9/27/2030			—	—	(e)(h)
Bamboo US BidCo LLC		1st Lien Term Loan	11.32% (1M SOFR + 6.00%)	9/27/2030			2,603	2,525	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	9.86% (1M EURIBOR + 6.00%)	9/27/2030			€2,085	2,138	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Loan		9/27/2030			—	—	(e)(g)(h)
Cobalt Buyer Sub, Inc.		1st Lien Revolver Loan	11.43% (1M SOFR + 6.00%)	10/1/2027			119	118	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.43% (1M SOFR + 6.00%)	10/2/2028			7,297	7,224	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.43% (1M SOFR + 6.00%)	10/2/2028			2,530	2,505	(e)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Loan	11.43% (1M SOFR + 6.00%)	10/2/2028			2,446	2,422	(e)
Covaris Intermediate 3, LLC		1st Lien Revolver Loan		1/21/2028			—	—	(e)(h)
Covaris Intermediate 3, LLC		1st Lien Term Loan	10.79% (3M SOFR + 5.25%)	1/21/2028			9,261	9,261	(e)(f)
Covaris Intermediate 3, LLC		1st Lien Delay Draw Loan	10.79% (3M SOFR + 5.25%)	1/21/2028			982	982	(e)(h)
Da Vinci Purchaser Corp.		1st Lien Term Loan	9.43% (1M SOFR + 4.00%)	1/8/2027			5,126	5,062
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver Loan	10.43% (1M SOFR + 5.00%)	10/31/2024			49	46	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.43% (1M SOFR + 5.00%)	10/31/2024			2,280	2,120	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Loan	10.43% (1M SOFR + 5.00%)	10/31/2024			642	597	(e)
North American Science Associates, LLC		1st Lien Revolver Loan	10.06% (3M SOFR + 4.50%)	3/15/2027			1	1	(e)
North American Science Associates, LLC		1st Lien Term Loan	11.06% (3M SOFR + 5.50%)	9/15/2027			11,002	11,002	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
North American Science Associates, LLC		1st Lien Delay Draw Loan	11.06% (3M SOFR + 5.50%)	9/15/2027			989	989	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Loan	11.06% (3M SOFR + 5.50%)	9/15/2027			903	903	(e)
Verista, Inc.		1st Lien Revolver Loan	13.50% (PRIME + 5.00%)	2/16/2027			400	388	(e)(h)
Verista, Inc.		1st Lien Term Loan	11.34% (LIBOR + 6.00%)	2/16/2027			8,956	8,687	(e)(f)
Verista, Inc.		1st Lien Delay Draw Loan	11.58% (LIBOR + 6.00%)	2/16/2027			1,841	1,786	(e)
								69,239		2.41%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Loan	14.28% (1M SOFR + 8.95%)	4/5/2024			4,972	4,137	(e)
285 Schermerhorn LLC		1st Lien Delay Draw Loan	14.28% (1M SOFR + 8.95%)	4/5/2024			3,450	2,871	(e)(h)
Odevo AB	Sweden	1st Lien Term Loan	11.48% (SONIA + 6.13%)	12/21/2028			€6,948	7,346	(e)(f)(h)
Odevo AB	Sweden	1st Lien Delay Draw Loan	11.91% (3M SOFR + 6.38%)	12/21/2028			€10,285	10,873	(e)
Odevo AB	Sweden	1st Lien Delay Draw Loan	11.82% (SONIA + 6.63%)	12/21/2028			€1,369	1,447	(e)(h)
								26,674		0.93%
Semiconductors and Semiconductor Equipment
MKS Instruments, Inc.		1st Lien Term Loan		8/17/2029			1,797	1,794	(i)
								1,794		—%
Software and Services
2U, Inc.		1st Lien Term Loan	11.95% (6M SOFR + 6.50%)	12/28/2026			2,458	2,272	(f)
Activate holdings (US) Corp.		1st Lien Revolver Loan		7/27/2029			—	—	(e)(h)
Activate holdings (US) Corp.		1st Lien Term Loan	12.14% (3M SOFR + 6.75%)	7/29/2030			11,023	10,913	(e)
AffiniPay Midco, LLC		1st Lien Revolver Loan		6/9/2028			—	—	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	10.20% (12M SOFR + 5.50%)	6/9/2028			19,053	19,053	(e)(f)
AffiniPay Midco, LLC		1st Lien Delay Draw Loan		6/9/2028			—	—	(e)(h)
Anaplan, Inc.		1st Lien Revolver Loan		6/21/2028			—	—	(e)(h)
Anaplan, Inc.		1st Lien Term Loan	11.82% (1M SOFR + 6.50%)	6/21/2029			5,991	5,872	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolver Loan		10/10/2025			—	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	9.47% (6M EURIBOR + 5.50%)	4/10/2026			€655	692	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.60% (6M LIBOR + 5.25%)	4/10/2026			1,769	1,769	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.60% (6M LIBOR + 5.25%)	4/10/2026			1,961	1,961	(e)(f)(g)
Anaqua Parent Holdings, Inc.		1st Lien Delay Draw Loan	10.98% (6M SOFR + 5.25%)	4/10/2026			282	282	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
APG Intermediate Holdings Corporation		1st Lien Revolver Loan	10.79% (6M SOFR + 5.25%)	1/3/2025			—	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	10.84% (6M SOFR + 5.25%)	1/3/2025			980	980	(e)
APG Intermediate Holdings Corporation		1st Lien Delay Draw Loan	10.97% (3M SOFR + 5.25%)	1/3/2025			58	58	(e)
Applied Systems, Inc.		1st Lien Term Loan	9.89% (3M SOFR + 4.50%)	9/18/2026			3,911	3,919
Appriss Health, LLC		1st Lien Revolver Loan		5/6/2027			—	—	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	12.23% (3M SOFR + 6.75%)	5/6/2027			2,891	2,891	(e)
Aptean Acquiror Inc.		1st Lien Term Loan	9.67% (1M SOFR + 4.25%)	4/23/2026			12,922	12,830	(f)
Aptean Acquiror Inc.		2nd Lien Term Loan	12.42% (1M SOFR + 7.00%)	4/23/2027			3,570	3,320	(f)
Asurion, LLC		1st Lien Term Loan	8.68% (1M SOFR + 3.25%)	12/23/2026			2,002	1,957
Asurion, LLC		1st Lien Term Loan	8.68% (3M SOFR + 3.25%)	7/31/2027			2,087	2,014
Asurion, LLC		1st Lien Term Loan	9.67% (1M SOFR + 4.25%)	8/19/2028			4,755	4,613
Asurion, LLC		2nd Lien Term Loan	10.68% (1M SOFR + 5.25%)	1/31/2028			570	512
Asurion, LLC		2nd Lien Term Loan	10.68% (1M SOFR + 5.25%)	1/20/2029			5,000	4,422
Avaya Inc.		1st Lien Term Loan	13.82% (1M SOFR + 8.50%)	8/1/2028			820	721	(g)
Banyan Software Holdings, LLC		1st Lien Revolver Loan	10.92% (1M SOFR + 5.50%)	10/30/2025			1	—	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	12.42% (1M SOFR + 7.00%)	10/30/2026			3,500	3,500	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Loan	12.42% (1M SOFR + 7.00%)	10/30/2026			1,500	1,500	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Loan	12.42% (1M SOFR + 7.00%)	10/30/2026			3,275	3,275	(e)(h)
Banyan Software Holdings, LLC		1st Lien Delay Draw Loan		10/30/2026			—	—	(e)(h)
BCTO IGNITION PURCHASER, INC.		1st Lien Term Loan	14.31% (3M SOFR + 9.00%)	10/19/2030			839	814	(e)
Bobcat Purchaser, LLC		1st Lien Revolver Loan		6/17/2030			—	—	(e)(h)
Bobcat Purchaser, LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	6/17/2030			2,962	2,888	(e)
Bobcat Purchaser, LLC		1st Lien Delay Draw Loan		6/17/2030			—	—	(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolver Loan		5/15/2028			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.57% (1M SOFR + 5.25%)	5/14/2029				18,030	18,030	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	12/1/2027				4,389	4,389	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Loan	10.99% (3M SOFR + 5.50%)	12/1/2027				102	102	(e)(h)
BYJU's Alpha, Inc.		1st Lien Term Loan	15.50% (PRIME + 7.00%)	11/24/2026				4,085	1,315
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.73% (1M EURIBOR + 6.88%)	4/30/2026				€2,954	3,124	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.88% (1M STIBOR + 6.88%)	4/30/2026			SEK	4,210	385	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	11.39% (1M NIBOR + 6.88%)	4/30/2026			NOK	2,551	238	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Loan	10.78% (1M CIBOR + 6.88%)	4/30/2026			DKK	12,810	1,816	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Loan	10.88% (1M STIBOR + 6.88%)	4/30/2026			DKK	9,643	1,367	(e)(h)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Loan	10.78% (1M CIBOR + 6.88%)	4/30/2026			DKK	9,255	1,312	(e)(f)
Cardinal Parent, Inc.		1st Lien Revolver Loan	12.00% (PRIME + 3.50%)	11/12/2025				1	1	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	13.29% (3M SOFR + 7.75%)	11/13/2028				9,269	8,805	(e)(f)
Cloud Software Group, Inc.		1st Lien Revolver Loan		9/30/2027				—	—	(e)(h)
Cloud Software Group, Inc.		1st Lien Term Loan	9.99% (3M SOFR + 4.50%)	3/30/2029				18,905	18,153
Compusoft US LLC		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	5/26/2028				838	813	(e)
Compusoft US LLC		1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	5/26/2028				1,724	1,672	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Loan	11.28% (3M NIBOR + 6.50%)	6/3/2027				€1,163	1,230	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delay Draw Loan	11.30% (3M EURIBOR + 6.50%)	6/3/2027				€1,995	2,109	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Loan	10.72% (3M EURIBOR + 6.75%)	6/3/2027				€53	56	(e)(h)
Conservice Midco, LLC		2nd Lien Term Loan	13.22% (3M SOFR + 7.75%)	5/15/2028				35,225	35,225	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolver Loan	11.29% (3M SOFR + 5.75%)	5/26/2028				1	1	(e)
Consilio Midco Limited	United Kingdom	1st Lien Revolver Loan	10.20% (3M EURIBOR + 6.25%)	5/26/2028				36	35	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	5/26/2028				6,737	6,535	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.20% (3M EURIBOR + 6.25%)	5/26/2028				€1,989	2,039	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.29% (3M SOFR + 5.75%)	5/26/2028				1,688	1,638	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.20% (3M EURIBOR + 6.25%)	5/26/2028			€172	176	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Loan		5/26/2028			€—	—	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Loan	9.81% (3M EURIBOR + 6.25%)	5/26/2028			€31	32	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Loan	10.20% (3M EURIBOR + 6.25%)	5/26/2028			€60	62	(e)
Cority Software (USA) Inc.		1st Lien Term Loan	10.25% (3M SOFR + 5.00%)	7/2/2026			531	531	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	10.25% (3M SOFR + 5.75%)	7/2/2026			1,077	1,077	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	12.25% (3M SOFR + 7.00%)	7/2/2026			137	136	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	11.25% (3M SOFR + 6.00%)	7/2/2026			905	905	(e)
Cority Software Inc.	Canada	1st Lien Revolver Loan		7/2/2025			—	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	10.25% (3M SOFR + 5.00%)	7/2/2026			1,706	1,706	(e)(f)
Cority Software Inc.	Canada	1st Lien Term Loan	10.25% (3M SOFR + 5.00%)	7/2/2026			128	128	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolver Loan		10/15/2026			—	—	(e)(h)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	11.93% (3M SOFR + 6.50%)	10/15/2029			17,522	16,646	(e)
Coupa Holdings, LLC		1st Lien Revolver Loan		2/27/2029			—	—	(e)(h)
Coupa Holdings, LLC		1st Lien Term Loan	12.82% (1M SOFR + 7.50%)	2/27/2030			229	226	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Loan		2/27/2030			—	—	(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.53% (6M SOFR + 4.50%)	4/28/2025			3,009	2,949	(e)(f)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	9.53% (6M SOFR + 4.50%)	4/28/2025			1	1	(e)
Datix Bidco Limited	United Kingdom	2nd Lien Term Loan	12.78% (6M SOFR + 7.75%)	4/27/2026			1,884	1,846	(e)
DCert Buyer, Inc.		1st Lien Term Loan	9.32% (3M SOFR + 4.00%)	10/16/2026			10,845	10,762	(f)
DCert Buyer, Inc.		2nd Lien Term Loan	12.32% (3M SOFR + 7.00%)	2/16/2029			5,691	5,634	(e)(f)
Denali Holdco LLC		1st Lien Revolver Loan	13.50% (PRIME + 5.00%)	9/15/2027			316	315	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	11.56% (3M SOFR + 6.00%)	9/15/2027			4,153	4,153	(e)(f)
Denali Holdco LLC		1st Lien Delay Draw Loan		9/15/2027			—	—	(e)(h)
Diligent Corporation		1st Lien Revolver Loan	11.77% (3M SOFR + 6.25%)	8/4/2025			210	210	(e)(h)
Diligent Corporation		1st Lien Term Loan	11.77% (3M SOFR + 6.25%)	8/4/2025			2,997	2,997	(e)(f)
Diligent Corporation		1st Lien Term Loan	11.27% (3M SOFR + 5.75%)	8/4/2025			2,216	2,194	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Diligent Corporation		1st Lien Term Loan	11.77% (3M SOFR + 6.25%)	8/4/2025				479	479	(e)
Doxim Inc.		1st Lien Term Loan	13.42% (1M SOFR + 8.00%)	5/31/2026				6,186	6,185	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.42% (1M SOFR + 7.00%)	5/31/2026				813	797	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.17% (1M SOFR + 6.75%)	5/31/2026				3,362	3,295	(e)(f)
Doxim Inc.		First Lien Last Out Term Loan	11.82% (1M SOFR + 6.40%)	5/31/2026				710	696	(e)(f)
Doxim Inc.		First Lien Last Out Delay Draw Loan	11.82% (1M SOFR + 6.40%)	5/31/2026				325	319	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	13.67% (1M SOFR + 8.25%)	7/30/2026				8,077	8,077	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver Loan		3/16/2026				—	—	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	11.89% (3M SOFR + 6.50%)	3/16/2028				2,383	2,383	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolver Loan	11.26% (3M CDOR + 5.75%)	12/3/2026			CAD	664	489	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	11.26% (3M CDOR + 5.75%)	12/3/2027			CAD	6,711	4,941	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delay Draw Loan	11.26% (3M CDOR + 5.75%)	12/3/2027			CAD	1,259	927	(e)(h)
Elemica Parent, Inc.		1st Lien Revolver Loan	11.03% (6M SOFR + 5.50%)	9/18/2025				479	464	(e)
Elemica Parent, Inc.		1st Lien Term Loan	11.04% (6M SOFR + 6.00%)	9/18/2025				2,785	2,702	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	10.54% (6M SOFR + 6.00%)	9/18/2025				859	833	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Loan	10.54% (6M SOFR + 6.00%)	9/18/2025				546	530	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Loan	11.00% (6M SOFR + 5.50%)	9/18/2025				2,221	2,154	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Loan	11.64% (6M EURIBOR + 7.75%)	1/26/2028				€4,291	4,536	(e)(f)
Epicor Software Corporation		1st Lien Term Loan	8.68% (1M SOFR + 3.25%)	7/30/2027				7,053	7,038
eResearch Technology, Inc.		2nd Lien Term Loan	13.42% (1M SOFR + 8.00%)	2/4/2028				9,192	9,009	(e)(f)
eResearch Technology, Inc.		2nd Lien Delay Draw Loan	13.42% (1M SOFR + 8.00%)	2/4/2028				672	658	(e)
ESHA Research, LLC		1st Lien Revolver Loan	11.74% (3M SOFR + 6.25%)	6/8/2028				29	29	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	11.16% (6M SOFR + 6.25%)	6/8/2028				481	481	(e)(f)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.92% (1M SOFR + 7.50%)	7/22/2027				1,998	1,998	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Loan	12.92% (1M SOFR + 7.50%)	7/22/2027				553	553	(e)(h)
ExtraHop Networks, Inc.		1st Lien Delay Draw Loan		7/22/2027				—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Finastra USA, Inc.		1st Lien Term Loan	12.71% (3M SOFR + 7.25%)	9/13/2029				18,908	18,719	(e)
Finastra USA, Inc.		1st Lien Delay Draw Loan		9/13/2029				—	—	(h)
Gainwell Acquisition Corp.		1st Lien Term Loan	9.49% (3M SOFR + 4.00%)	10/1/2027				6,971	6,790
Gen Digital Inc.		1st Lien Term Loan	7.42% (1M SOFR + 2.00%)	9/12/2029				4,739	4,720
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	13.16% (6M STIBOR + 6.75%)	9/4/2028			SEK	63,007	5,594	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Loan	13.16% (6M STIBOR + 6.75%)	9/4/2028			SEK	10,699	950	(e)(g)(h)
GraphPAD Software, LLC		1st Lien Revolver Loan	13.50% (PRIME + 5.00%)	4/27/2027				1	1	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	11.72% (3M SOFR + 6.00%)	4/27/2027				4,639	4,592	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	10.87% (3M LIBOR + 5.50%)	4/27/2027				1	1	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	11.22% (3M SOFR + 5.50%)	4/27/2027				1,963	1,924	(e)(f)
GraphPAD Software, LLC		1st Lien Delay Draw Loan		4/27/2027				—	—	(e)(h)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	10.72% (3M EURIBOR + 7.00%)	1/26/2030				€3,060	3,235	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Loan	10.96% (3M EURIBOR + 7.00%)	7/26/2030				€216	229	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolver Loan		11/16/2027				—	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.82% (1M SOFR + 5.50%)	11/16/2028				4,126	4,126	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	9.47% (3M SOFR + 4.00%)	11/19/2026				15,811	15,116	(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	12.35% (1M SOFR + 6.75%)	11/19/2027				2,360	2,029	(f)
Hyland Software, Inc.		1st Lien Revolver Loan		9/19/2029				—	—	(e)(h)
Hyland Software, Inc.		1st Lien Term Loan	11.32% (1M SOFR + 6.00%)	9/19/2030				9,682	9,537	(e)
Idera, Inc.		1st Lien Term Loan	9.27% (3M SOFR + 3.75%)	3/2/2028				5,591	5,540	(f)
Idera, Inc.		2nd Lien Term Loan	12.27% (3M SOFR + 6.75%)	3/2/2029				3,567	3,371	(e)
Imperva, Inc.		1st Lien Term Loan	9.63% (3M SOFR + 4.00%)	1/12/2026				2,179	2,181	(f)
Imperva, Inc.		2nd Lien Term Loan	13.39% (3M SOFR + 7.75%)	1/10/2027				4,502	4,507	(f)
Imprivata, Inc.		2nd Lien Term Loan	11.57% (1M SOFR + 6.25%)	12/1/2028				6,384	6,129	(e)(f)
IQN Holding Corp.		1st Lien Revolver Loan		5/2/2028				—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
IQN Holding Corp.		1st Lien Term Loan	10.67% (6M SOFR + 5.25%)	5/2/2029			6,806	6,670	(e)(f)
IQN Holding Corp.		1st Lien Delay Draw Loan		5/2/2029			—	—	(e)(h)
Ivanti Software, Inc.		1st Lien Revolver Loan	11.00% (PRIME + 2.50%)	12/1/2025			5	4	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	9.54% (3M SOFR + 4.00%)	12/1/2027			54	47
Ivanti Software, Inc.		1st Lien Term Loan	9.76% (3M SOFR + 4.25%)	12/1/2027			5,521	4,759
Ivanti Software, Inc.		2nd Lien Term Loan	12.78% (3M LIBOR + 7.25%)	12/1/2028			5,000	3,558
Kaseya Inc.		1st Lien Revolver Loan	11.57% (1M SOFR + 6.25%)	6/25/2029			594	582	(e)(g)(h)
Kaseya Inc.		1st Lien Term Loan	11.62% (3M SOFR + 6.25%)	6/25/2029			39,140	38,357	(e)(f)(g)
Kaseya Inc.		1st Lien Delay Draw Loan	11.62% (3M SOFR + 6.25%)	6/25/2029			145	142	(e)(g)(h)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	12.89% (3M SOFR + 7.50%)	7/12/2028			2,635	2,635	(e)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Loan	12.89% (3M SOFR + 7.50%)	7/12/2028			973	973	(e)(h)
Majesco		1st Lien Revolver Loan		9/21/2026			—	—	(e)(h)
Majesco		1st Lien Term Loan	12.77% (3M SOFR + 7.38%)	9/21/2027			7,851	7,851	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	10.28% (3M EURIBOR + 6.50%)	2/14/2029			€3,600	3,806	(e)(f)(g)
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	9/13/2024			456	456
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	9.57% (1M SOFR + 4.25%)	5/3/2028			9,975	9,637
Mimecast Borrowerco, Inc.		1st Lien Term Loan	11.17% (1M SOFR + 5.75%)	5/18/2029			38,183	38,183	(e)(f)(g)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.94% (SONIA + 5.75%)	5/18/2029			£6,982	8,519	(e)(f)(g)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Loan		5/18/2029			—	—	(e)(g)(h)
Mitchell International, Inc.		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	10/15/2028			161	159
Mitchell International, Inc.		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	10/16/2028			9,975	9,797
Mitchell International, Inc.		2nd Lien Term Loan	11.93% (1M SOFR + 6.50%)	10/15/2029			12,252	11,218
MRI Software LLC		1st Lien Revolver Loan		2/10/2026			—	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	2/10/2026			6,566	6,368	(e)(f)(g)
MRI Software LLC		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	2/10/2026			2,713	2,632	(e)(g)
Netsmart, Inc.		1st Lien Term Loan	9.43% (1M SOFR + 4.00%)	10/1/2027			7,591	7,586

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Open Text Corp	Canada	1st Lien Term Loan	8.17% (1M SOFR + 2.75%)	1/31/2030			12,965	12,959
OpenMarket Inc.		1st Lien Term Loan	11.90% (3M SOFR + 6.25%)	9/17/2026			6,906	6,906	(e)(f)
Park Place Technologies, LLC		1st Lien Term Loan	10.42% (1M SOFR + 5.00%)	11/10/2027			1,740	1,710	(f)
Park Place Technologies, LLC		2nd Lien Term Loan	14.42% (1M SOFR + 9.00%)	11/10/2028			9,474	9,474	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolver Loan		7/18/2028			—	—	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	13.09% (6M SOFR + 7.50%)	7/18/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Loan		7/18/2028			—	—	(e)(h)
PDDS Holdco, Inc.		1st Lien Delay Draw Loan	12.89% (6M SOFR + 7.50%)	7/18/2028			70	70	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Loan	13.22% (6M SOFR + 7.50%)	7/18/2028			128	128	(e)(h)
PDI TA Holdings, Inc.		1st Lien Revolver Loan	9.98% (3M SOFR + 4.50%)	10/24/2024			205	203	(e)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.98% (3M SOFR + 4.50%)	10/24/2024			2,323	2,299	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	14.03% (3M SOFR + 8.50%)	10/24/2025			1,107	1,096	(e)
PDI TA Holdings, Inc.		2nd Lien Term Loan	14.03% (3M SOFR + 8.50%)	10/24/2025			131	130	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	14.24% (3M SOFR + 8.50%)	10/24/2025			114	112	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	14.03% (3M SOFR + 8.50%)	10/24/2025			109	107	(e)
PDI TA Holdings, Inc.		2nd Lien Delay Draw Loan	14.06% (3M SOFR + 8.50%)	10/24/2025			138	138	(e)
Pluralsight, Inc.		1st Lien Revolver Loan	13.54% (3M SOFR + 8.00%)	4/6/2027			755	710	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	13.45% (3M SOFR + 8.00%)	4/6/2027			16,506	15,515	(e)
Practicetek Purchaser, LLC		1st Lien Revolver Loan	9.82% (3M SOFR + 4.50%)	8/30/2029			1	—	(e)(h)
Practicetek Purchaser, LLC		1st Lien Term Loan	11.32% (1M SOFR + 6.00%)	8/30/2029			7,616	7,426	(e)
Practicetek Purchaser, LLC		1st Lien Delay Draw Loan		8/30/2029			—	—	(e)(h)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	9.61% (3M SOFR + 4.25%)	4/24/2028			13,298	12,863	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolver Loan		3/5/2027			—	—	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	10.92% (1M SOFR + 5.50%)	3/5/2027			3,747	3,709	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Loan	10.92% (1M SOFR + 5.50%)	3/5/2027			1,337	1,324	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Project Accelerate Parent LLC		1st Lien Term Loan	9.88% (3M SOFR + 4.25%)	1/2/2025			8,525	8,525
Project Boost Purchaser, LLC		1st Lien Term Loan	8.93% (1M SOFR + 3.50%)	5/30/2026			8,977	8,951
Project Boost Purchaser, LLC		1st Lien Term Loan	8.93% (1M SOFR + 3.50%)	6/1/2026			4,880	4,868
Project Essential Bidco, Inc.		1st Lien Revolver Loan		4/20/2027			—	—	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	11.78% (1M SOFR + 6.25%)	4/20/2028			4,067	3,904	(e)(f)
Proofpoint, Inc.		1st Lien Revolver Loan		8/31/2026			—	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	8.68% (1M SOFR + 3.25%)	8/31/2028			7,395	7,325
Proofpoint, Inc.		2nd Lien Term Loan	11.68% (1M SOFR + 6.25%)	8/31/2029			5,156	5,156	(e)
Pushpay USA Inc.		1st Lien Revolver Loan		5/10/2029			—	—	(e)(h)
Pushpay USA Inc.		1st Lien Term Loan	12.27% (3M SOFR + 6.75%)	5/10/2030			232	225	(e)
QF Holdings, Inc.		1st Lien Revolver Loan	11.72% (1M SOFR + 6.25%)	12/15/2027			116	116	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	11.72% (3M SOFR + 6.25%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Term Loan	11.72% (3M SOFR + 6.25%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Loan	11.72% (3M SOFR + 6.25%)	12/15/2027			263	262	(e)
QF Holdings, Inc.		1st Lien Delay Draw Loan	11.72% (3M SOFR + 7.50%)	12/15/2027			263	263	(e)
Quest Software US Holdings Inc.		1st Lien Term Loan	9.77% (3M SOFR + 4.25%)	2/1/2029			7,413	6,157
Quest Software US Holdings Inc.		2nd Lien Term Loan	13.02% (3M SOFR + 7.50%)	2/1/2030			2,032	1,382
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolver Loan		10/5/2027			—	—	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	11.52% (3M SOFR + 6.13%)	10/5/2028			3,183	3,183	(e)(f)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	11.52% (3M SOFR + 6.13%)	10/5/2028			2,786	2,787	(e)
RealPage, Inc.		2nd Lien Term Loan	11.93% (1M SOFR + 6.50%)	4/23/2029			9,423	9,423	(e)(f)
Relativity ODA LLC		1st Lien Revolver Loan		5/12/2027			—	—	(e)(g)(h)
Relativity ODA LLC		1st Lien Term Loan	11.92% (1M SOFR + 6.50%)	5/12/2027			7,543	7,543	(e)(g)
Revalize, Inc.		1st Lien Revolver Loan	11.30% (1M SOFR + 5.75%)	4/15/2027			28	27	(e)(h)
Revalize, Inc.		1st Lien Delay Draw Loan	11.29% (1M SOFR + 5.75%)	4/15/2027			2,718	2,582	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Revalize, Inc.		1st Lien Delay Draw Loan	11.24% (1M SOFR + 5.75%)	4/15/2027			207	197	(e)
RMS Holdco II, LLC		1st Lien Revolver Loan		12/16/2027			—	—	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.25%)	12/16/2027			7,103	6,961	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	9.07% (1M SOFR + 3.75%)	2/24/2028			7,539	7,520
Smarsh Inc.		1st Lien Revolver Loan		2/16/2029			—	—	(e)(h)
Smarsh Inc.		1st Lien Term Loan	11.84% (6M SOFR + 6.50%)	2/16/2029			3,561	3,561	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Loan	11.84% (6M SOFR + 6.50%)	2/16/2029			445	445	(e)(h)
Sophia, L.P.		1st Lien Term Loan	8.82% (3M SOFR + 3.50%)	10/7/2027			10,529	10,496
Sophia, L.P.		1st Lien Term Loan	9.57% (1M SOFR + 4.25%)	10/7/2027			985	979
Sophia, L.P.		2nd Lien Term Loan	13.42% (1M SOFR + 8.00%)	10/9/2028			10,498	10,498	(e)(f)
Storable, Inc.		2nd Lien Term Loan	12.09% (6M SOFR + 6.75%)	4/16/2029			9,527	9,336	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolver Loan	11.75% (1M SOFR + 6.25%)	7/2/2027			1	1	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.72% (3M SOFR + 6.25%)	7/2/2027			1,510	1,510	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.77% (3M SOFR + 6.25%)	7/2/2027			81	81	(e)
Sundance Group Holdings, Inc.		1st Lien Delay Draw Loan	11.73% (3M SOFR + 6.25%)	7/2/2027			453	453	(e)
TCP Hawker Intermediate LLC		1st Lien Revolver Loan		8/29/2025			—	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Loan	10.79% (3M SOFR + 5.25%)	8/31/2026			3,682	3,682	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Loan	10.79% (3M SOFR + 5.25%)	8/31/2026			519	519	(e)(h)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	11.75% (SONIA + 6.42%)	6/30/2028			£5,529	6,745	(e)(f)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delay Draw Loan	11.75% (SONIA + 6.42%)	6/30/2028			£1,464	1,786	(e)
UKG Inc.		1st Lien Revolver Loan		2/1/2026			—	—	(e)(h)
UserZoom Technologies, Inc.		1st Lien Term Loan	12.42% (6M SOFR + 7.50%)	4/5/2029			250	247	(e)
WebPT, Inc.		1st Lien Revolver Loan	12.30% (6M SOFR + 6.75%)	1/18/2028			37	37	(e)(h)
WebPT, Inc.		1st Lien Term Loan	12.27% (3M SOFR + 6.75%)	1/18/2028			2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolver Loan		1/20/2027			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	11.02% (3M SOFR + 5.50%)	1/20/2027				3,040	3,040	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Loan		1/20/2027				—	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolver Loan		6/29/2027				—	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	11.99% (3M SOFR + 6.50%)	6/29/2027				4,746	4,746	(e)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Loan	11.99% (3M SOFR + 6.50%)	6/29/2027				1,550	1,550	(e)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Loan	11.99% (3M SOFR + 6.50%)	6/29/2027				1,649	1,649	(e)(g)
WSBidCo Limited	Jersey	1st Lien Term Loan	12.05% (SONIA + 6.75%)	6/16/2028				£2,679	3,268	(e)(f)(g)
WSBidCo Limited	Jersey	1st Lien Delay Draw Loan	12.44% (SONIA + 7.25%)	6/16/2028				£2,679	3,268	(e)(g)
WSBidCo Limited	Jersey	1st Lien Delay Draw Loan	12.05% (SONIA + 6.75%)	6/16/2028				£288	352	(e)(g)(h)
									817,980		28.45%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolver Loan		11/3/2026				—	—	(e)(h)
Chariot Buyer LLC		2nd Lien Term Loan	12.17% (3M SOFR + 6.75%)	11/5/2029				13,662	13,526	(e)(f)
Emerald Debt Merger Sub LLC		1st Lien Term Loan	8.32% (1M SOFR + 3.00%)	5/31/2030				6,174	6,163
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver Loan		2/22/2027				—	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	10.40% (3M SOFR + 4.75%)	2/22/2028				7,270	7,198	(e)(f)
Flexential Topco Corporation		1st Lien Revolver Loan	12.00%	8/25/2027				2,100	2,100	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolver Loan		12/18/2025				—	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	10.09% (6M SOFR + 4.50%)	12/18/2025				1,586	1,586	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	10.57% (3M CIBOR + 6.75%)	2/29/2028			DKK	20,066	2,844	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Loan		2/29/2028			DKK	—	—	(e)(h)
Repairify, Inc.		1st Lien Revolver Loan	10.69% (6M SOFR + 5.00%)	6/14/2027				510	500	(e)(h)
Repairify, Inc.		1st Lien Term Loan	10.59% (6M SOFR + 5.00%)	6/14/2027				3,499	3,429	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	11.07% (3M SOFR + 5.50%)	10/2/2028				1,594	1,594	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Revolver Loan		2/27/2026				—	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	10.54% (3M SOFR + 5.00%)	2/27/2026				3,163	3,163	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delay Draw Loan	10.54% (3M SOFR + 5.00%)	2/27/2026				1,053	1,053	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Wildcat BuyerCo, Inc.		1st Lien Delay Draw Loan	10.54% (3M SOFR + 5.00%)	2/27/2026			1,340	1,340	(e)
								44,496		1.55%
Telecommunication Services
Aventiv Technologies, LLC		1st Lien Term Loan	10.23% (3M LIBOR + 4.50%)	11/1/2024			2,585	2,309
Aventiv Technologies, LLC		2nd Lien Term Loan	13.98% (3M LIBOR + 8.25%)	11/1/2025			5,692	4,098	(e)
CB-SDG Limited	United Kingdom	1st Lien Term Loan		4/2/2026			£3,598	2,076	(e)(g)(j)
Commify Limited	United Kingdom	1st Lien Delay Draw Loan	12.23% (6M SOFR + 6.50%)	9/14/2026			€813	860	(e)
Commify Limited	United Kingdom	1st Lien Delay Draw Loan	12.96% (6M SONIA + 8.00%)	9/14/2026			€2,834	2,996	(e)(f)
Commify Limited	United Kingdom	1st Lien Delay Draw Loan	12.48% (6M SOFR + 6.75%)	9/14/2026			€669	707	(e)(h)
Delta Topco, Inc.		2nd Lien Term Loan	12.57% (6M SOFR + 7.25%)	12/1/2028			3,964	3,786	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan		8/19/2030			€—	—	(e)(h)(i)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan		8/19/2030			€—	—	(e)(h)(i)
Panther NewCo	France	1st Lien Term Loan	9.89% (3M EURIBOR + 5.75%)	5/24/2029			€8,250	8,723	(e)(g)
Panther NewCo	France	1st Lien Delay Draw Loan	9.89% (3M EURIBOR + 5.75%)	5/24/2029			€1,049	1,109	(e)(g)(h)
Switch Master Holdco LLC		1st Lien Term Loan		12/15/2024			17,129	16,529	(e)(i)
Zayo Group Holdings, Inc.		1st Lien Term Loan	8.43% (1M SOFR + 3.00%)	3/9/2027			2,191	1,784
								44,977		1.56%
Transportation
Apple Bidco, LLC		1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	9/22/2028			2,507	2,487
Apple Bidco, LLC		1st Lien Term Loan	9.32% (1M SOFR + 4.00%)	9/22/2028			2,985	2,980
Commercial Trailer Leasing, Inc.		1st Lien Revolver Loan	11.39% (3M SOFR + 6.25%)	1/19/2026			741	740	(e)(h)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00%	1/19/2027			2,222	2,222	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	12.36% (3M SOFR + 7.00%)	7/20/2029			10,560	10,560	(e)(f)(g)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Loan		7/20/2029			—	—	(e)(g)(h)(i)
Neovia Logistics, LP		1st Lien Term Loan	14.47% (3M SOFR + 9.00%)	11/1/2027			344	335	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.95% (12M SOFR + 6.05%)	6/30/2027			2,590	2,590	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	11.39% (6M SOFR + 6.05%)	6/30/2027			554	555	(e)
								22,469		0.78%
Utilities
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	9.72% (3M EURIBOR + 6.25%)	8/10/2028			€8,000	8,458	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
								8,458		0.29%

TOTAL SENIOR LOANS (Cost $3,133,673)								3,096,901		107.70%

SUBORDINATED LOANS(b)(c)(d)(e)
Media and Entertainment
22 HoldCo Limited	United Kingdom	1st Lien Term Loan	12.46% (SONIA + 7.00%)	8/23/2033			£2,761	3,267
22 HoldCo Limited	United Kingdom	1st Lien Delay Draw Loan		8/23/2033			£—	—
								3,267		0.11%
Financial Services
eCapital Finance Corp.	Canada		13.18% (1M SOFR + 7.75%)	12/31/2025			34,656	34,655
TVG-TMG Topco, Inc.			12.00%	3/30/2029			3,194	3,002	(g)
								37,657		1.31%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Subordinated Term Loan	11.00%	3/17/2025			9	9	(g)
								9		—%

TOTAL SUBORDINATED LOANS (Cost $40,142)								40,933		1.42%

CORPORATE BONDS(b)(c)
Automobiles and Components
Nissan Motor Co Ltd	Japan		4.35%	9/17/2027			3,571	3,260
								3,260		0.11%
Capital Goods
Artera Services, LLC			9.03%	12/4/2025			505	466
CP Atlas Buyer Inc			7.00%	12/1/2028			6,219	4,876
LBM Acquisition LLC			6.25%	1/15/2029			21,018	17,235
Specialty Building Products Holdings LLC			6.38%	9/30/2026			12,984	12,142
SRS Distribution Inc.			6.00%	12/1/2029			7,000	5,880
Tutor Perini Corporation			6.88%	5/1/2025			12,533	11,466
VistaJet Malta Finance PLC	Malta		9.50%	6/1/2028			9,911	8,700
VistaJet Malta Finance PLC	Malta		6.38%	2/1/2030			7,500	5,793
								66,558		2.31%
Commercial and Professional Services
NBLY 2021-1			3.58%	4/30/2051			25	20	(e)
Neptune BidCo US Inc.			9.29%	4/15/2029			8,991	8,149
VRC Companies, LLC			12.00%	6/29/2028			25	24	(e)
								8,193		0.28%
Consumer Discretionary Distribution and Retail
Asbury Automotive Group Inc.			4.63%	11/15/2029			6,995	6,006

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
HSE Finance Sarl	Luxembourg		9.53% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	2,239
SCIH Salt Holdings Inc.			6.63%	5/1/2029			6,000	5,141
Shiba Bidco SpA	Italy		4.50%	10/31/2028			€1,033	989
								14,375		0.50%
Consumer Services
AUTHB 2021-1			3.73%	7/30/2051			25	21	(e)
Hilton Domestic Operating Company Inc.			3.75%	5/1/2029			5,273	4,562
SERV 2020-1			3.34%	1/30/2051			25	19	(e)
VICI Properties			3.75%	2/15/2027			2,846	2,583
Viking Cruises Ltd			5.88%	9/15/2027			3,000	2,738
Viking Cruises Ltd			9.13%	7/15/2031			5,000	5,011
								14,934		0.52%
Consumer Staples Distribution and Retail
BUNDT 2021-1			2.99%	7/30/2051			25	22	(e)
								22		—%
Energy
Apache Corporation			5.10%	9/1/2040			2,321	1,842
Ascent Resources - Utica LLC			7.00%	11/1/2026			4,989	4,873
Ascent Resources - Utica LLC			9.00%	11/1/2027			500	630
Blue Racer Midstream LLC			7.63%	12/15/2025			7,807	7,836
Enviva Partners LP			6.50%	1/15/2026			13,535	11,031
ITT Holdings LLC			6.50%	8/1/2029			23,616	20,018
Summit Midstream Holdings LLC			5.75%	4/15/2025			1,166	1,090
Tallgrass Energy Partners LP				12/31/2030			200	176	(i)
Western Midstream Operating LP			5.25%	2/1/2050			3,000	2,337
								49,833		1.73%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc			4.50%	4/1/2027			10,708	8,924
HAT Holdings I LLC			3.75%	9/15/2030			3,694	2,827
Iron Mountain Inc			4.88%	9/15/2027			714	658
Iron Mountain Inc			4.88%	9/15/2029			3,154	2,764
Iron Mountain Inc			5.25%	7/15/2030			4,089	3,573
								18,746		0.65%
Financial Services
BCC Blueprint Investments, LLC			9.30%	9/15/2026			599	599	(e)(g)
Blackstone Private Credit Fund			2.35%	11/22/2024			8,500	8,066
Blackstone Private Credit Fund			2.63%	12/15/2026			5,000	4,304
Castor S.p.A.	Italy		6.00%	2/15/2029			€2,000	1,797

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Castor S.p.A.	Italy		6.00%	2/15/2029			€1,977	1,776
HighTower Holding, LLC			6.75%	4/15/2029			3,280	2,817
Ladder Capital Finance Holdings LLLP			4.25%	2/1/2027			3,016	2,638
Ladder Capital Finance Holdings LLLP			5.25%	10/1/2025			2,600	2,503
Midcap Financial Issuer Trust			6.50%	5/1/2028			15,805	13,643
Nationstar Mortgage Holdings Inc.			5.50%	8/15/2028			10,830	9,553
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc			3.63%	3/1/2029			3,757	3,107
SoFi Technologies Inc				10/15/2026			1,804	1,391
United Shore Financial Services LLC			5.75%	6/15/2027			9,726	8,803
WAX 2022-1				3/15/2052			18,810	17,286	(e)
								78,283		2.72%
Food, Beverage and Tobacco
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	82
								82		—%
Health Care Equipment and Services
Air Methods Corporation				5/15/2025			6,274	31	(j)
HCA Inc			3.50%	9/1/2030			4,000	3,391
JDC Healthcare Management, LLC				9/29/2029			133	45	(e)(g)
								3,467		0.12%
Insurance
Alliant Holdings Intermediate LLC			4.25%	10/15/2027			1,556	1,389
Alliant Holdings Intermediate LLC			6.75%	10/15/2027			3,000	2,790
Ardonagh Midco 2 PLC	United Kingdom		11.50%	1/15/2027			34	34	(g)
NFP Corp.			6.88%	8/15/2028			6,760	5,805
								10,018		0.35%
Materials
Ardagh Pkg Fin/hldgs Usa	Ireland			8/15/2027			11,500	9,597
Ball Corp			2.88%	8/15/2030			7,000	5,547
Chemours Company, The			4.63%	11/15/2029			7,746	6,233
CF Industries Inc.			5.15%	3/15/2034			1,800	1,655
Kobe US Midco 2 Inc			9.25%	11/1/2026			666	486	(g)
OI European Group BV	Netherlands		4.75%	2/15/2030			4,000	3,479
Owens-Brockway Glass Container Inc			6.63%	5/13/2027			2,250	2,193
Tronox Inc			4.63%	3/15/2029			4,730	3,815
								33,005		1.15%
Media and Entertainment
ANGI Group LLC			3.88%	8/15/2028			8,002	6,262
Aventine Holdings II LLC			10.25%	12/23/2030			12,739	10,446	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
CSC Holdings LLC			3.38%	2/15/2031			4,000	2,726
CSC Holdings LLC			4.50%	11/15/2031			870	617
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,063
CSC Holdings LLC			5.25%	6/1/2024			1,000	951
Eagle Football Holdings BidCo Limited	United Kingdom		16.00%	12/13/2028			1,232	1,171	(e)(g)
Eagle Football Holdings BidCo Limited	United Kingdom		16.00%	12/13/2028			549	543	(e)(g)
Scripps Escrow II Inc			3.88%	1/15/2029			9,894	7,440
Tegna Inc			4.63%	3/15/2028			7,000	6,055
Virgin Media Vendor Financing Notes IV DAC	Ireland		5.00%	7/15/2028			3,000	2,588
								39,862		1.39%
Software and Services
AffiniPay Intermediate Holdings, LLC				6/9/2030			5,569	5,569	(e)
Cloud Software Group, Inc.			9.00%	9/30/2029			100	87
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,279	1,177	(e)
Open Text Holdings Inc			4.13%	2/15/2030			10,000	8,366
Practicetek Midco, LLC			14.00%	8/30/2030			8,073	7,831	(e)(g)
								23,030		0.80%
Telecommunication Services
Telesat Canada	Canada		5.63%	12/6/2026			10,222	7,028
Zayo Group Holdings, Inc.			4.00%	3/1/2027			500	371
								7,399		0.26%
Transportation
Allegiant Travel Co.			7.25%	8/15/2027			5,000	4,706
Hawaiian Brand Intellectual Property Ltd			5.75%	1/20/2026			5,167	4,650
								9,356		0.33%
Utilities
New Fortress Energy Inc			6.50%	9/30/2026			17,679	16,277
								16,277		0.57%

TOTAL CORPORATE BONDS (Cost $427,345)								396,700		13.80%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
AIMCO 2021-15	Cayman Islands		11.52% (3M SOFR + 5.95%)	10/17/2034			750	714
AMMC 2012-11	Cayman Islands		11.43% (3M SOFR + 5.80%)	4/30/2031			1,500	1,365
AMMC 2018-22	Cayman Islands		11.11% (3M SOFR + 5.50%)	4/25/2031			750	666
ATCLO 2016-7	Cayman Islands		13.70% (3M SOFR + 8.05%)	11/27/2031			875	471

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
ATRM 13	Cayman Islands		11.66% (3M SOFR + 6.05%)	11/21/2030			1,350	1,279
ATRM 9	Cayman Islands		12.10% (3M SOFR + 6.45%)	5/28/2030			2,000	1,898
BABSN 2015-2	Cayman Islands		6.78% (3M SOFR + 1.19%)	10/20/2030			1,593	1,593
BALLY 2023-24	Jersey		10.31% (3M SOFR + 5.05%)	7/15/2036			2,000	2,017
BCC 2019-2	Cayman Islands		11.89% (3M LIBOR + 6.32%)	10/17/2032			1,250	1,145
BCC 2019-4	Cayman Islands		13.35% (3M SOFR + 7.99%)	4/23/2035			6,000	5,677
BCC 2021-3	Cayman Islands		12.11% (3M SOFR + 6.50%)	7/24/2034			500	482
BCC 2022-2	Jersey		13.19% (3M SOFR + 7.84%)	4/22/2035			8,000	7,807
BCC 2023-3	Jersey		10.62% (3M SOFR + 5.25%)	7/24/2036			3,000	3,015
BCHPK 2019-1	Cayman Islands		11.81% (3M SOFR + 6.50%)	1/17/2035			500	479
CANYC 2018-1	Cayman Islands		11.32% (3M SOFR + 5.75%)	7/15/2031			850	785
CANYC 2020-1	Cayman Islands		11.92% (3M SOFR + 6.35%)	7/15/2034			1,952	1,780
CEDF 2018-9	Cayman Islands		10.94% (3M SOFR + 5.35%)	4/20/2031			250	226
CGMS 2023-2	Cayman Islands		10.26% (3M SOFR + 5.00%)	7/20/2036			5,000	4,989
CIFC 2014-3	Cayman Islands		11.71% (3M SOFR + 6.10%)	10/22/2031			997	950
CIFC 2015-1A	Cayman Islands		6.72% (3M SOFR + 1.11%)	1/22/2031			4,000	3,987
CRBN 2017-1	Cayman Islands		6.73% (3M SOFR + 1.14%)	1/20/2031			5,451	5,449
DEN12 2016-1	Cayman Islands		11.47% (3M SOFR + 5.90%)	4/15/2031			750	610
DEN14 2016-1	Cayman Islands		11.96% (3M SOFR + 6.35%)	10/23/2031			750	638
DRSLF 2013-28	Cayman Islands		13.38% (3M SOFR + 7.75%)	8/15/2030			500	397
DRSLF 2018-55	Cayman Islands		10.97% (3M SOFR + 5.40%)	4/15/2031			375	324
DRSLF 2018-57	Cayman Islands		10.83% (3M SOFR + 5.20%)	5/15/2031			500	427
DRSLF 2018-58	Cayman Islands		10.92% (3M SOFR + 5.35%)	7/17/2031			1,000	865
DRSLF 2018-70	Cayman Islands		11.62% (3M SOFR + 6.05%)	1/16/2032			250	232
DRSLF 2020-83	Cayman Islands		11.12% (3M SOFR + 5.55%)	1/18/2032			800	735

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
DRSLF 2020-86	Cayman Islands		12.07% (3M SOFR + 6.50%)	7/17/2034			250	229
DRSLF 2022-106	Cayman Islands		11.01% (3M SOFR + 5.70%)	10/15/2035			1,000	1,015
DRSLF 2022-106	Cayman Islands		14.18% (3M SOFR + 8.87%)	10/15/2035			500	509
ELMW8 2021-1	Cayman Islands		13.59% (3M SOFR + 8.00%)	1/20/2034			750	666
FILPK 2018-1	Cayman Islands		10.97% (3M SOFR + 5.40%)	7/15/2030			288	268
FLAT 2021-1	Cayman Islands		11.58% (3M LIBOR + 6.00%)	7/19/2034			250	243
GLD10 2015-10	Cayman Islands		11.24% (3M SOFR + 5.65%)	7/20/2031			750	734
ICG 2018-1	Cayman Islands		10.75% (3M SOFR + 5.15%)	4/21/2031			500	359
INGIM 2013-3	Cayman Islands		11.47% (3M SOFR + 6.16%)	10/18/2031			1,250	1,067
JNPPK 2023-1	Jersey		9.86% (3M SOFR + 4.70%)	7/20/2035			2,500	2,511
KKR 2022-41	Cayman Islands		12.01% (3M SOFR + 6.70%)	4/15/2035			1,500	1,356
KKR 34	Cayman Islands		12.42% (3M SOFR + 6.85%)	7/15/2034			600	562
MAGNE 2015-14R	Cayman Islands		6.69% (3M SOFR + 1.12%)	10/18/2031			14,800	14,775
MAGNE 2015-15	Cayman Islands		10.81% (3M SOFR + 5.46%)	7/25/2031			500	456
MDPK 2014-14	Cayman Islands		13.38% (3M SOFR + 7.77%)	10/22/2030			1,000	799
MDPK 2016-22	Cayman Islands		12.27% (3M SOFR + 6.70%)	1/15/2033			1,100	1,045
MDPK 2018-27	Cayman Islands		10.59% (3M SOFR + 5.00%)	4/20/2030			650	591
MDPK 2018-28	Cayman Islands		13.17% (3M SOFR + 7.60%)	7/15/2030			500	455
MDPK 2020-46	Cayman Islands		11.82% (3M SOFR + 6.25%)	10/15/2034			750	683
MDPK 2021-52	Cayman Islands		12.11% (3M SOFR + 6.50%)	1/22/2035			450	407
MDPK 2021-59	Cayman Islands		6.71% (3M SOFR + 1.14%)	1/18/2034			1,500	1,492
MDPK 2022-55	Cayman Islands		13.48% (3M SOFR + 8.17%)	7/18/2035			852	861
OAKC 2022-12	Bermuda		10.05% (3M SOFR + 5.00%)	7/20/2036			5,000	5,018
OAKC 2022-13	Bermuda		10.52% (3M SOFR + 5.19%)	7/20/2035			418	422
OCT35 2018-1	Cayman Islands		10.79% (3M SOFR + 5.20%)	1/20/2031			1,500	1,273

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
OCT66 2022-1	Cayman Islands		13.17% (3M SOFR + 7.80%)	8/16/2033			400	403
OHALF 2015-1	Cayman Islands		12.23% (3M SOFR + 6.65%)	1/19/2037			860	862
OHALF 2016-1	Cayman Islands		11.94% (3M SOFR + 6.35%)	1/20/2033			4,000	3,952
PLMRS 2018-2	Cayman Islands		6.67% (3M SOFR + 1.10%)	7/16/2031			6,250	6,238
RRAM 2022-21	Bermuda		12.96% (3M SOFR + 7.65%)	7/15/2035			1,000	1,008
TFLAT 2018-1	Cayman Islands		11.78% (3M SOFR + 6.15%)	1/29/2032			250	247
VENTR 2019-36	Cayman Islands		12.51% (3M SOFR + 6.92%)	4/20/2032			300	220
VENTR 2019-37	Cayman Islands		12.52% (3M SOFR + 6.95%)	7/15/2032			3,000	2,150
VOYA 2016-3	Cayman Islands		6.76% (3M SOFR + 1.19%)	10/18/2031			14,055	14,033
VOYA 2019-4	Cayman Islands		12.28% (3M SOFR + 6.71%)	1/15/2035			500	455
WELF 2017-3	Cayman Islands		11.12% (3M SOFR + 5.55%)	1/17/2031			1,000	734
WELF 2018-3	Cayman Islands		11.84% (3M SOFR + 6.25%)	1/20/2032			250	202
WOODS 2018-12	Cayman Islands		11.46% (3M SOFR + 5.79%)	6/15/2031			750	603
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $131,150)								119,905	4.17%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11	Cayman Islands		24.31%	10/17/2034			7,258	5,991
AIMCO 2021-16	Cayman Islands		15.80%	1/17/2035			4,600	3,698
AIMCO 2021-16	Cayman Islands			1/17/2035			1,000	804
ANCHC 2019-13	Cayman Islands		15.88%	4/15/2034			750	493
ANCHC 2020-15	Cayman Islands			7/20/2034			1,250	920
ANCHC 2020-16	Cayman Islands		15.78%	1/19/2035			250	153
ANCHC 2021-20	Cayman Islands		6.55%	1/20/2035			3,500	2,091
ANCHC 2021-20	Cayman Islands			1/20/2035			1,150	687
ANCHF 2015-1	Cayman Islands		35.97%	7/28/2037			4,860	3,409
ANCHF 2015-2	Cayman Islands			4/25/2038			4,550	2,881
ANCHF 2016-3	Cayman Islands		31.11%	1/28/2039			2,840	1,752
ANCHF 2016-3	Cayman Islands		18.23%	1/28/2039			520	321
ANCHF 2016-4	Cayman Islands		33.30%	4/27/2039			4,830	2,982

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
ANCHF 2018-5	Cayman Islands			4/25/2036			4,900	3,325
ANCHF 2018-6	Cayman Islands		37.10%	7/25/2036			1,800	762
ANCHF 2019-7	Cayman Islands			4/25/2037			1,420	839
ANCHF 2019-8	Cayman Islands		33.37%	7/25/2037			404	194
ANCHF 2019-9	Cayman Islands			10/25/2037			930	609
ANCHF 2020-10	Cayman Islands		27.55%	4/25/2038			1,731	1,011
ANCHF 2021-13	Cayman Islands			7/27/2039			640	412
ATRM 15	Cayman Islands		18.43%	1/23/2031			4,080	2,206
BARK 2021-1	Cayman Islands		16.91%	4/20/2034			250	174
BCC 2017-2	Cayman Islands		14.02%	7/25/2034			3,461	2,317
BCC 2018-1	Cayman Islands		8.75%	4/23/2031			1,420	437
BCC 2019-1	Cayman Islands		19.08%	4/18/2032			1,400	848
BCC 2019-2	Cayman Islands		20.63%	10/17/2032			810	432
BCC 2020-1	Cayman Islands		27.07%	4/18/2033			1,250	811
BCC 2020-2	Cayman Islands		43.33%	7/19/2034			800	473
BCC 2021-2	Cayman Islands		12.09%	7/16/2034			1,000	578
BCC 2022-1	Cayman Islands		18.26%	4/18/2035			6,750	4,064
CANYC 2019-1	Cayman Islands		15.53%	4/15/2032			2,798	1,469
CEDF 2016-5	Cayman Islands		19.46%	7/17/2031			2,000	1,125
CEDF 2017-8	Cayman Islands		14.99%	10/17/2034			365	171
CGMS 2018-3	Cayman Islands			10/15/2030			750	295
CGMS 2018-4	Cayman Islands		13.88%	1/20/2031			2,310	1,200
CGMS 2019-3	Cayman Islands		19.89%	10/20/2032			3,875	2,551
CGMS 2021-2	Cayman Islands			4/20/2034			5,460	3,785
CGMS 2021-4	Cayman Islands			4/20/2034			750	596
CGMS 2021-5	Cayman Islands		22.03%	7/20/2034			500	345
CGMS 2021-8	Cayman Islands		19.86%	10/15/2034			1,000	682
CIFC 2015-4	Cayman Islands		11.45%	4/20/2034			2,252	890
CIFC 2019-1	Cayman Islands		18.24%	4/20/2032			1,500	832
CIFC 2019-FAL	Cayman Islands		11.49%	1/20/2033			3,050	2,122
CIFC 2020-3	Cayman Islands		12.94%	10/20/2034			1,000	843
CIFC 2021-5	Cayman Islands		16.24%	7/15/2034			5,200	3,836
CIFC 2021-7	Cayman Islands		19.16%	1/23/2035			250	195
DAVIS 2022-1	Cayman Islands			4/20/2035			14,500	323
DAVIS 2022-1	Cayman Islands		16.30%	4/20/2035			7,250	5,349

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
DRSLF 2018-58	Cayman Islands		11.71%	7/17/2031			3,125	1,366
DRSLF 2020-78	Cayman Islands		20.67%	4/17/2033			7,225	4,614
DRSLF 2021-95	Cayman Islands		23.06%	8/20/2034			500	323
DRSLF 2022-108	Jersey		23.50%	7/18/2035			875	620
DRSLF 2022-98	Cayman Islands		18.15%	4/20/2035			4,000	2,825
DRSLF 2022-98	Cayman Islands		18.16%	4/20/2035			1,000	706
ELM11 2021-4	Cayman Islands		16.84%	10/20/2034			4,050	3,694
ELM15 2022-2	Cayman Islands		17.01%	4/22/2035			3,050	2,427
ELM16 2022-3	Cayman Islands		21.49%	4/20/2034			3,575	3,270
ELM17 2022-4	Cayman Islands		17.38%	7/17/2035			2,880	2,506
ELMW5 2020-2	Cayman Islands		29.38%	7/24/2031			2,500	2,490
ELMW8 2021-1	Cayman Islands		16.27%	1/20/2034			2,003	1,662
GNRT 2022-10	Cayman Islands		21.17%	7/22/2035			6,500	5,681
GNRT 9	Cayman Islands		22.84%	10/20/2034			1,000	847
HRPK 2020-1	Cayman Islands		12.95%	4/20/2034			3,985	3,330
ICG 2021-1	Cayman Islands		15.51%	4/17/2034			2,000	1,038
ICG 2021-1	Cayman Islands		15.51%	4/17/2034			600	311
INVCO 2021-2	Cayman Islands		16.44%	7/15/2034			440	310
INVCO 2021-2	Cayman Islands			7/15/2034			44	13
INVCO 2021-3	Cayman Islands		16.06%	10/22/2034			2,700	1,704
INVCO 2021-3	Cayman Islands			10/22/2034			366	104
INVCO 2021-3	Cayman Islands		16.06%	10/22/2034			957	604
MAGNE 2012-6	Cayman Islands			9/15/2023			1,241	—
MAGNE 2020-28	Cayman Islands		21.05%	1/20/2035			5,250	4,221
MDPK 2016-22	Cayman Islands		19.22%	1/15/2033			7,400	4,616
MDPK 2018-28	Cayman Islands		25.23%	7/15/2030			3,000	1,689
MDPK 2018-31	Cayman Islands		21.31%	1/23/2048			4,250	2,629
MDPK 2018-32	Cayman Islands		25.80%	1/22/2048			1,250	737
MDPK 2019-34	Cayman Islands		21.49%	4/25/2032			780	494
MDPK 2019-37	Cayman Islands		26.76%	7/15/2049			7,500	5,424
MDPK 2021-38	Cayman Islands		16.96%	7/17/2034			1,290	1,079
MDPK 2021-50	Cayman Islands		15.60%	4/19/2034			2,500	2,018
MDPK 2021-59	Cayman Islands		16.87%	1/18/2034			4,500	3,525
MDPK 2021-59	Cayman Islands		16.87%	1/18/2034			1,500	1,175
MDPK 2022-53	Cayman Islands		18.85%	4/21/2035			6,000	5,115

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
MDPK 2022-55	Cayman Islands		19.13%	7/18/2035			3,025	2,944
MDPK 2023-63	Cayman Islands			4/21/2035			6,050	5,628
NEUB 2016-23	Cayman Islands			10/17/2027			29	—
OAKC 2012-7	Cayman Islands		14.03%	2/20/2034			500	261
OAKC 2014-10R	Cayman Islands		12.40%	4/20/2034			1,493	718
OAKC 2014-10R	Cayman Islands			4/20/2034			1,000	481
OAKC 2017-15	Cayman Islands		17.42%	1/20/2030			1,360	741
OAKC 2021-16	Cayman Islands		17.67%	10/18/2034			4,575	3,514
OAKCL 2019-2	Cayman Islands		17.97%	4/15/2031			3,860.00	1,644.00
OAKCL 2019-3	Cayman Islands		14.59%	10/20/2034			6,229	4,090
OHALF 2013-1	Cayman Islands		13.53%	7/23/2031			876	310
OHALF 2016-1	Cayman Islands		20.58%	1/20/2033			8,800	5,618
RESPK 2020-1	Cayman Islands			10/15/2034			2,953	107
RESPK 2020-1	Cayman Islands		16.38%	10/15/2034			2,953	1,671
ROCKP 2021-1	Cayman Islands			4/20/2034			4,200	55
ROCKP 2021-1	Cayman Islands		13.96%	4/20/2034			1,000	678
ROCKP 2021-1	Cayman Islands		13.96%	4/20/2034			1,100	746
RRAM 2017-2	Cayman Islands		13.65%	10/15/2117			500	313
RRAM 2019-6	Cayman Islands		15.39%	4/15/2036			1,000	809
RRAM 2020-8	Cayman Islands		15.51%	4/15/2120			550	391
RRAM 2021-14	Cayman Islands		13.21%	4/15/2121			750	557
RRAM 2021-17	Cayman Islands		14.92%	7/15/2034			1,000	704
RRAM 2021-19	Cayman Islands		16.26%	10/15/2035			1,166	1,024
SPEAK 2018-5	Cayman Islands			4/25/2031			2,500	799
SPEAK 2020-8	Cayman Islands		16.07%	4/20/2033			6,350	4,307
TPRK 2021-1	Cayman Islands		18.19%	4/15/2034			1,500	1,268
WELF 2018-3	Cayman Islands		8.77%	1/20/2032			2,400	500
WELF 2020-1	Cayman Islands		16.67%	4/15/2033			5,955	3,251
WLLMN 2021-1	Cayman Islands			7/15/2034			5,100	102
WLLMN 2021-1	Cayman Islands		14.64%	7/15/2034			2,550	1,773
YCLO 2019-2	Cayman Islands		29.27%	1/22/2033			4,000	3,537
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $192,350)								193,991	6.75%

COMMON STOCKS
Automobiles and Components

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Automotive Keys Investor, LLC		Class A			11/6/2020	62,749		—	(d)(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		38	(d)(e)(k)
Sun TopCo, LP		Class A			9/8/2021	1,000		104	(d)(e)(k)
								142		—%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		52	(d)(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		94	(d)(e)(k)
Tutor Perini Corporation					5/19/2021	12,650		99	(k)
								245		0.01%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	644		51.00	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		86	(d)(e)(k)
Elliott Metron Co-Investor Aggregator L.P.					10/5/2022	1,000,000		1,136	(d)(e)(k)
IRI-NPD Co-Invest Aggregator, L.P.					8/1/2022	30		40	(d)(e)(k)
KKR Nest Co-Invest L.P.					9/28/2021	50,000		51	(d)(e)(k)
Landscape Parallel Partners, L.P.					12/16/2021	17		56	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	68,175		296	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		35	(d)(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		100	(d)(e)(k)
SSE Parent, LP					6/30/2020	25		—	(d)(e)(k)
SSE Parent, LP					6/30/2020	25		—	(d)(e)(k)
TIGER INTERMEDIATE COMMON SHARES					11/22/2021	226		5,135	(e)(k)
								6,986		0.24%
Consumer Discretionary Distribution and Retail
Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		44	(d)(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		117	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	96		132	(d)(e)(k)
Metis Topco, LP					5/4/2021	50		70	(d)(e)(k)
Stonecourt IV Partners LP					10/8/2021	2,423,676		3,307	(d)(e)(k)
								3,670		0.13%
Consumer Durables and Apparel
Centric Brands GP LLC					10/9/2020	9,495		—	(d)(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		50	(d)(e)(k)
								50		—%
Consumer Services
CMG Buyer Holdings, Inc.					5/19/2022	5		118	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
GS SEER Group Holdings LLC		Class A			4/28/2023	25		25	(d)(e)(k)
IHS Parent Holdings, L.P.		Class A			12/28/2022	25,000		31	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/6/2021	50		69	(d)(e)(k)
Leviathan Holdings, L.P.					12/27/2022	25,000		25	(d)(e)(k)
Northwinds Services Group LLC					5/1/2023	38,462		61	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		111	(d)(e)(k)
PestCo Holdings, LLC		Class A			1/26/2023	2		29	(d)(e)(k)
								469		0.02%
Consumer Staples Distribution and Retail
KCAKE Holdings Inc.					5/14/2021	50		50	(d)(e)(k)
LJ Perimeter Co-Invest, L.P.		Class A			10/26/2022	50,042		58	(d)(e)(k)
REP WWP Coinvest IV, L.P.					1/17/2023	25,134		28	(d)(e)(k)
Restaurant Produce and Services Blocker, LLC		Tranche B			5/1/2023	50,000		55	(d)(e)(k)
ZB PARENT LLC					2/9/2022	50		69	(e)(k)
								260		0.01%
Energy
Antero Resources Corp					7/28/2021	16,111		409	(k)
Chesapeake Energy Corp					7/25/2022	3,333		287
Galileo Co-Investment Trust I	New Zealand				7/7/2022	50,000		38	(d)(e)(k)
SilverBow Resources, Inc.					6/30/2022	6,090		218	(k)
Summit Midstream Partners LP					2/25/2022	20,000		277	(k)
								1,229		0.04%
Financial Services
BCC Blueprint Investments, LLC					9/15/2021	712,406		591	(d)(e)(k)
GTCR (D) Investors LP					9/19/2023	37,037		37	(e)(k)
Isthmus Capital LLC					6/13/2023	11		—	(d)(e)(k)
Kelso XI Tailwind Co-Investment, L.P.					9/11/2023	40,000		40	(e)(k)
Sera 2021 LLC		Class A			3/30/2021	3		135	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(d)(e)(k)
THE ULTIMUS GROUP, LLC					7/23/2021	33,333		31	(d)(e)(k)
TVG-TMG Holdings, LLC					3/31/2022	50		—	(d)(e)(k)
WAAM Topco, LLC		Class A			6/22/2023	41,556		47	(e)(k)
								881		0.03%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Food, Beverage and Tobacco
PPC CHG Blocker LLC					12/10/2021	1		60	(d)(e)(k)
								60		—%
Health Care Equipment and Services
Asclepius Holdings LLC					2/28/2022	448		—	(d)(e)(f)(k)
BCPE Co-Invest (A), LP		Class A			2/15/2022	45,000		54	(d)(e)(k)
Crown CT HoldCo Inc.		Class A			3/8/2022	5		42	(d)(e)(k)
KOLN Co-Invest Unblocked, LP		Class A			3/29/2023	50		49	(d)(e)(k)
Network Investco BV	Netherlands				7/8/2022	1,073,830		1,249	(d)(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		32	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	216		118	(d)(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		7	(d)(e)(k)
VPP Group Holdings, L.P.					12/1/2021	50		72	(d)(e)(k)
VPP Group Holdings, L.P.		Class A-2			3/22/2023	—		1	(d)(e)(k)
WSHP FC Holdings LLC					7/1/2022	352		47	(d)(e)(k)
								1,671		0.06%
Household and Personal Products
CDI Holdings I Corp.					12/22/2021	50		38	(d)(e)(k)
RMCF V CIV XLIV, L.P.					8/20/2021	50,004		14	(d)(e)(k)
Silk Holdings I Corp.					5/1/2023	50		56	(d)(e)(k)
								108		—%
Insurance
High Street HoldCo LLC		Series A			4/16/2021	50,000		104	(d)(e)(k)
High Street HoldCo LLC		Series C			4/16/2021	563,740		1,165	(d)(e)(k)
INSZ Holdings, LLC					11/8/2022	3,571		32	(d)(e)(k)
SageSure LLC		Series A			2/18/2022	3		93	(d)(e)(k)
								1,394		0.05%
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		25	(d)(e)(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		134	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		1	(d)(e)(k)
								160		0.01%
Media and Entertainment
Eagle Football Holdings Limited	United Kingdom				9/30/2023	123,692		123	(e)
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		384	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		383	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		383	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		24	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				4/1/2022	25,565		—	(d)(e)(k)
								3,595		0.13%
Health Care
Bausch Health Cos Inc	Canada				9/1/2022	108,571		892.00	(k)
								892		0.03%
Pharmaceuticals, Biotechnology and Life Sciences
Athyrium Buffalo LP/Partnership Interests					6/17/2022	2,097,909		2,035	(d)(e)(k)
Athyrium Buffalo LP/Partnership Interests					8/25/2023	1,032,980		1,002	(e)(k)
Cobalt Holdings I, LP		Class A			10/1/2021	500		66	(e)(k)
Covaris Parent, LLC		Class A-2			1/21/2022	50		51	(d)(e)(k)
								3,154		0.11%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	4,081		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				5/26/2022	106,292		—	(d)(e)(k)
								—		—%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Software and Services
APG Holdings, LLC		Class A			1/3/2020	50,000		60	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		1,491	(d)(e)(k)
Consilio Investment Holdings, L.P.					5/28/2021	50,000		81	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A			9/15/2022	243		—	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		2	(d)(e)(k)
Denali Apexco LP		Class A			9/15/2021	50,000		48	(d)(e)(k)
Destiny Digital Holdings, L.P.					5/27/2021	3,076		34	(d)(e)(k)
Elliott Alto Co-Investor Aggregator L.P.					9/28/2022	500,000		713	(d)(e)(k)
EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		73	(d)(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		77	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		41	(d)(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		—	(d)(e)(k)
Magnesium Co- Invest SCSp	Luxembourg				5/6/2022	5		54	(d)(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		49	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.					6/8/2022	64,827		82	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		55	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	100,000		238	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		149	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		62	(e)(k)
								3,309		0.11%
Technology Hardware and Equipment
Repairify Holdings, LLC		Class A			6/14/2021	1,655		44	(d)(e)(k)
Wildcat Parent, LP					2/27/2020	535		194	(d)(e)(k)
								238		0.01%
Transportation
Neovia Logistics Holdings Ltd.					11/1/2022	6		26	(e)(k)
Shur-Co HoldCo, Inc.					6/30/2021	500		111	(d)(e)(k)
								137		—%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		20,599	(d)(e)(k)
								20,599		0.72%

TOTAL COMMON STOCKS (Cost $36,250)								49,249		1.71%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles and Components

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Highline PPC Blocker LLC			9.00%		12/22/2020	37,749		28	(g)(k)
Automotive Keys Investor, LLC			15.00%		1/1/2023	25,000		19	(g)(k)
								47		—%
Commercial and Professional Services
Marmic Topco, L.P.			8.00%		3/5/2021	57,624		131	(g)(k)
								131		—%
Consumer Discretionary Distribution and Retail
Metis Holdco, Inc.		Class A	7.00%		5/4/2021	7,959		9,407	(g)(k)
Monolith Brands Group, Inc.		Series A			4/14/2022	192,811		4,259	(k)
								13,666		0.48%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		116	(g)(k)
OMERS Mahomes Investment Holdings LLC			15.00%		7/26/2023	1		7	(g)(k)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	100,000		217	(g)(k)
								340		0.01%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,821	(g)(k)
								8,821		0.31%
Financial Services
Aquarian Peninsula Holdings LLC			14.01%		12/29/2022	15,000,000		16,496	(g)(k)
ASE Royal Aggregator, LLC					7/31/2023	1,646,000		1,646	(k)
Corient Holdings, Inc.		Series A			5/23/2023	9,627		9,627	(k)
The Ultimus Group, LLC		Class A	8.00%		2/1/2019	1		2	(g)(k)
TVG-TMG Holdings, LLC		Series A			3/31/2022	50		24	(k)
								27,795		0.97%
Food, Beverage and Tobacco
City Line Investments LLC			8.00%		8/31/2023	25,000		25	(g)(k)
Gotham Greens Holdings, PBC		Series E-1	6.00%		6/29/2022	70,223		5,764	(f)(g)(k)
Gotham Greens Holdings, PBC					8/2/2023	6,556		—	(f)(k)
Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		73	(g)(k)
								5,862		0.20%
Health Care Equipment and Services
Evolent Health, Inc.		Series A	11.04%		1/20/2023	64		71	(g)(k)
Minerva Holdco, Inc.		Series A	10.75%		2/15/2022	21,262		24,050	(g)(k)
Olympia Acquisition, Inc.					2/28/2022	472		—	(k)
Olympia TopCo, L.P.					7/28/2021	2,184		—	(k)
OMERS Wildcats Investment Holdings LLC			15.00%		8/2/2023	8		4	(g)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		56	(g)(k)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		6/18/2021	5,980		6,305	(g)(k)
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		803	(g)(k)
								31,289		1.09%
Insurance
High Street HoldCo LLC		Series A-1	10.00%		1/1/2022	3,898,354		4,522	(g)(k)
High Street HoldCo LLC		Series A-2	10.00%		1/1/2022	789,494		904	(g)(k)
High Street HoldCo LLC		Series A-3	10.00%		1/1/2022	389,813		443	(g)(k)
High Street HoldCo LLC		Series A-4	10.00%		1/1/2022	1,480,301		1,668	(g)(k)
High Street HoldCo LLC		Series A-5	10.00%		1/1/2022	347,693		388	(g)(k)
High Street HoldCo LLC		Series A-6	10.00%		1/1/2022	660,617		732	(g)(k)
High Street HoldCo LLC		Series A-7	10.00%		1/1/2022	938,771		1,024	(g)(k)
High Street HoldCo LLC		Series A-8	10.00%		11/1/2022	409,637		408	(g)(k)
High Street HoldCo LLC		Series A-9	10.00%		11/8/2022	97,533		97	(g)(k)
High Street HoldCo LLC		Series A-10	10.00%		12/12/2022	253,585		250	(g)(k)
High Street HoldCo LLC		Series A-11	10.00%		12/30/2022	331,611		325	(g)(k)
High Street HoldCo LLC		Series A-12	10.00%		2/1/2023	702,235		682	(g)(k)
High Street HoldCo LLC		Series A-13	10.00%		4/11/2023	214,572		205	(g)(k)
High Street HoldCo LLC		Series A-14	10.00%		7/10/2023	136,546		127	(g)(k)
High Street HoldCo LLC		Series A-15	10.00%		7/18/2023	711,315		660	(g)(k)
								12,435		0.43%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		61	(g)(k)
								61		—%
Media and Entertainment
CFC Funding LLC			9.75%		7/21/2023	4,270		4,142	(g)(k)
League One Volleyball, Inc.					7/27/2023	194		1	(k)
LiveBarn Inc.	Canada				8/17/2023	648,925		2,286	(k)
PFL MMA, Inc.		Series E			4/26/2022	7,823		25	(k)
PRG III, LLC		Class A	9.24%		10/6/2020	2,250		913	(g)(k)
								7,367		0.26%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	100		283	(g)(k)
Cobalt Holdings I, LP			8.00%		10/1/2021	50		7	(g)(k)
Cobalt Intermediate I, Inc.		Series A	15.15%		10/1/2021	8,582		11,106	(g)(k)
								11,396		0.40%
Software and Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		4,631	(g)(k)
Banyan Software, LP					1/7/2022	16,323		1,124	(k)
Bobcat Topco L.P.		Class A-1			2/9/2022	50,000		50	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		194	(g)(k)
DCert Preferred Holdings, Inc.		Series A	10.50%		5/25/2021	22,284		24,589	(g)(k)
Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,738	(g)(k)
EZ Elemica Holdings, Inc.					9/18/2019	50		68	(k)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	269,272		255	(g)(k)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		2,236	(g)(k)
Knockout Intermediate Holdings I Inc.			11.75%		6/22/2022	7,299		8,037	(g)(k)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		119	(g)(k)
Packers Software Intermediate Holdings, Inc.		Series A-1	16.19%		11/12/2020	50		60	(g)(k)
Packers Software Intermediate Holdings, Inc.		Series A-2	16.19%		12/23/2020	18		21	(g)(k)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		25	(g)(k)
Peachtree Parent, Inc.		A	13.25%		3/19/2019	25		46	(g)(k)
Picard Holdco, Inc.		Series A	17.34%		9/29/2022	500		542	(g)(k)
Project Essential Super Parent, Inc.			14.90%		4/20/2021	2,963		3,789	(g)(k)
Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929		16,319	(g)(k)
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	0		79	(g)(k)
								63,922		2.22%
Transportation
Neovia Logistics Holdings Ltd.		Class B	19.42%		11/1/2022	718		851	(g)(k)
								851		0.03%

TOTAL PREFERRED STOCK (Cost $189,006)								183,983		6.40%

PRIVATE ASSET-BACKED DEBT(b)(c)(d)(e)
Consumer Discretionary Distribution and Retail
Tricolor Funding SPV 3 LLC		1st Lien Revolver Loan	12.94% (1M SOFR + 7.50%)	8/6/2027			2,146	2,146	(h)(n)
								2,146		0.07%
Consumer Services
CFG Investments WH Limited		1st Lien Revolver Loan	11.44% (1M SOFR + 6.00%)	2/17/2025			4,394	4,394	(h)
								4,394		0.15%
Financial Services
Adonis Financial Funding, LLC		1st Lien Revolver Loan	11.00%	3/2/2026			522	381

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Bridgepoint Europe V Finance S.a r.l.	Luxembourg	1st Lien Delay Draw Loan		9/7/2026				€—	—	(g)(h)(i)
DFC Global Facility Borrower III LLC		1st Lien Revolver Loan	12.92% (1M SOFR + 7.50%)	4/14/2028			CAD	21,656	15,944	(h)(m)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delay Draw Loan	12.84% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	2,643
Hg Saturn 2 SumoCo Limited	Guernsey	1st Lien Term Loan	12.57% (3M SOFR + 7.25%)	1/19/2027				15,362	15,362	(g)
Hg Saturn LuchaCo Limited	Guernsey	1st Lien Term Loan	12.69% (6M SONIA IR + 7.50%)	3/30/2026				£3,400	4,055	(g)
Isthmus Capital LLC		1st Lien Delay Draw Loan		6/13/2030				—	—	(h)
Kali II Funding LLC		1st Lien Term Loan	7.00%	10/21/2024				23,000	24,130
Sera 2021 LLC		1st Lien Delay Draw Loan	12.75% (3M PRIME + 5.75%)	3/30/2026				759	759
									63,274		2.21%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	5.17%	12/31/2026			SEK	31,362	2,854
Invesco Vaf V Investments, LLC		1st Lien Term Loan	11.50%	7/10/2028				3,333	3,267	(g)
Invesco Vaf V Investments, LLC		1st Lien Delay Draw Loan		7/10/2028				—	—	(h)
									6,121		0.21%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $79,405)									75,935		2.64%

WARRANTS(d)(k)
Commercial and Professional Services
Priority Waste Super Holdings, LLC					8/18/2023	4			67	(e)
Visual Edge Technology, Inc.					3/22/2018	27			—	(e)
									67		—%
Consumer Discretionary Distribution and Retail
Arko Corp		Common			12/22/2020	—			—
									—		—%
Food and Beverage
Gotham Greens Holdings, PBC		Common			6/29/2022	30			—	(e)(f)
									—		—%
Health Care Equipment and Services
Air Medical Buyer Corp		Common			3/14/2018	—			—	(e)
GMR Buyer Corp.		Common			12/17/2021	2			10	(e)
Nomi Health, Inc.		Common			7/21/2023	2			—	(e)
									10		—%
Materials
Vobev Holdings, LLC		Common			4/20/2023	1			—	(e)
									—		—%
Media and Entertainment
Eagle Football Holdings Limited	United Kingdom	Common			12/9/2022	—			115	(e)
PFL MMA, Inc.		Common			1/19/2021	115			46	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PFL MMA, Inc.		Common			11/23/2022	2		7	(e)
								168		0.01%

TOTAL WARRANTS (Cost $196)								245		0.01%

TOTAL INVESTMENTS (Cost $4,278,775)								4,157,842		144.61%

LIABILITIES IN EXCESS OF OTHER ASSETS								(1,282,640)		(44.61)%

NET ASSETS								$2,875,202		100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), London Interbank Offered Rate (“LIBOR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of September 30, 2023.

(c)Variable rate coupon rate shown as of September 30, 2023.

(d)These investments, which as of September 30, 2023 represented 122.61% of the Fund's net assets or 75.95% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated financial statements).

(f)These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility.

(g)Includes a payment-in-kind provision.

(h)As of September 30, 2023, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
22 HoldCo Limited	Subordinated Delay Draw Loan	$2,246	$—	$2,246
285 Schermerhorn LLC	1st Lien Delay Draw Loan	3,919	(3,450)	469
Accession Risk Management Group, Inc.	1st Lien Revolver Loan	1	—	1
Accession Risk Management Group, Inc.	1st Lien Delay Draw Loan	990	—	990
Activate holdings (US) Corp.	1st Lien Revolver Loan	579	—	579
AffiniPay Midco, LLC	1st Lien Revolver Loan	1,517	—	1,517
AffiniPay Midco, LLC	1st Lien Delay Draw Loan	1,334	—	1,334
AIM Acquisition, LLC	1st Lien Revolver Loan	457	(46)	411
Alcami Corporation	1st Lien Delay Draw Loan	17	—	17
Alcami Corporation	1st Lien Revolver Loan	27	—	27
American Residential Services L.L.C.	1st Lien Revolver Loan	1	—	1
Anaplan, Inc.	1st Lien Revolver Loan	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolver Loan	231	—	231
APG Intermediate Holdings Corporation	1st Lien Revolver Loan	1	—	1
Applied Technical Services, LLC	1st Lien Revolver Loan	909	(364)	545
Applied Technical Services, LLC	1st Lien Delay Draw Loan	573	—	573
Appriss Health, LLC	1st Lien Revolver Loan	212	—	212
AQ Sage Buyer, LLC	1st Lien Revolver Loan	50	—	50
AQ Sage Buyer, LLC	1st Lien Delay Draw Loan	534	(208)	326

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
AQ Sunshine, Inc.	1st Lien Revolver Loan	1,096	(1,082)	14
AQ Sunshine, Inc.	1st Lien Delay Draw Loan	720	(72)	648
Ardonagh Midco 3 PLC	1st Lien Delay Draw Loan	457	(229)	229
Argenbright Holdings V, LLC	1st Lien Delay Draw Loan	178	—	178
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Loan	2,227	(647)	1,580
Aspris Bidco Limited	1st Lien Delay Draw Loan	872	(353)	519
ASP-r-pac Acquisition Co LLC	1st Lien Revolver Loan	839	—	839
athenahealth Group Inc.	1st Lien Revolver Loan	2,100	—	2,100
Atlas Intermediate III, L.L.C.	1st Lien Revolver Loan	411	(258)	153
Auxadi Midco S.L.U.	1st Lien Delay Draw Loan	962	—	962
Bamboo Purchaser, Inc.	1st Lien Revolver Loan	1	—	1
Bamboo US BidCo LLC	1st Lien Revolver Loan	1,413	—	1,413
Bamboo US BidCo LLC	1st Lien Delay Draw Loan	407	—	407
Banyan Software Holdings, LLC	1st Lien Delay Draw Loan	3,816	(3,275)	541
Banyan Software Holdings, LLC	1st Lien Revolver Loan	1	(1)	1
Beacon Pointe Harmony, LLC	1st Lien Revolver Loan	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Loan	2,299	(508)	1,790
Beacon Wellness Brands, Inc.	1st Lien Revolver Loan	410	—	410
Berner Food & Beverage, LLC	1st Lien Revolver Loan	262	(151)	110
BlauwTrust Holding B.V.	1st Lien Delay Draw Loan	631	(518)	113
BlueHalo Global Holdings, LLC	1st Lien Revolver Loan	759	(221)	538
Bobcat Purchaser, LLC	1st Lien Delay Draw Loan	1,004	—	1,004
Bobcat Purchaser, LLC	1st Lien Revolver Loan	306	—	306
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolver Loan	1,811	—	1,811
Bridgepoint Europe V Finance S.a r.l.	1st Lien Delay Draw Loan	9,520	—	9,520
Brokers Alliance S.L.	1st Lien Delay Draw Loan	7,095	(226)	6,869
Businessolver.com, Inc.	1st Lien Delay Draw Loan	1,196	(102)	1,094
Capnor Connery Bidco A/S	1st Lien Delay Draw Loan	14,795	(9,643)	5,152
Capstone Acquisition Holdings, Inc.	1st Lien Revolver Loan	1,150	—	1,150
Captive Resources Midco, LLC	1st Lien Revolver Loan	102	—	102
Cardinal Parent, Inc.	1st Lien Revolver Loan	1	(1)	—
CC Globe Holding II A/S	1st Lien Delay Draw Loan	537	—	537
Centric Brands LLC	1st Lien Revolver Loan	293	(215)	78
CFG Investments WH Limited	1st Lien Revolver Loan	5,000	(4,394)	606
Chariot Buyer LLC	1st Lien Revolver Loan	100	—	100
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC	1st Lien Delay Draw Loan	1,168	—	1,168
City Line Distributors LLC	1st Lien Delay Draw Loan	126	—	126
City Line Distributors LLC	1st Lien Revolver Loan	1	—	1
Clarion Home Services Group, LLC	1st Lien Delay Draw Loan	1,858	(1,575)	283
Clarion Home Services Group, LLC	1st Lien Revolver Loan	416	(291)	125
Cloud Software Group, Inc.	1st Lien Revolver Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Revolver Loan	318	(38)	280
CMG HoldCo, LLC	1st Lien Delay Draw Loan	1,062	(658)	404
Cobalt Buyer Sub, Inc.	1st Lien Revolver Loan	895	(119)	776
Commify Limited	1st Lien Delay Draw Loan	991	(669)	322
Compex Legal Services, Inc.	1st Lien Revolver Loan	900	(90)	810
Confirmasoft AB	1st Lien Delay Draw Loan	3,251	(1,216)	2,035
Consilio Midco Limited	1st Lien Delay Draw Loan	129	—	129
Consilio Midco Limited	1st Lien Revolver Loan	122	(36)	86

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Continental Acquisition Holdings, Inc.	1st Lien Revolver Loan	1	(1)	—
Continental Cafe, LLC	1st Lien Revolver Loan	786	(315)	472
Convera International Holdings Limited	1st Lien Revolver Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolver Loan	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolver Loan	100	—	100
Coupa Holdings, LLC	1st Lien Revolver Loan	1	—	1
Coupa Holdings, LLC	1st Lien Delay Draw Loan	20	—	20
Covaris Intermediate 3, LLC	1st Lien Delay Draw Loan	7,031	(982)	6,049
Covaris Intermediate 3, LLC	1st Lien Revolver Loan	1,755	—	1,755
Coyote Buyer, LLC	1st Lien Revolver Loan	2,067	(1,447)	620
CPIG Holdco Inc.	1st Lien Revolver Loan	1	(1)	1
Crown CT Parent Inc.	1st Lien Revolver Loan	903	—	903
Crown CT Parent Inc.	1st Lien Delay Draw Loan	1,040	—	1,040
CST Holding Company	1st Lien Revolver Loan	79	—	79
CVP Holdco, Inc.	1st Lien Revolver Loan	3,005	—	3,005
CVP Holdco, Inc.	1st Lien Delay Draw Loan	1,836	(677)	1,159
DecoPac, Inc.	1st Lien Revolver Loan	2,382	(817)	1,565
Denali Holdco LLC	1st Lien Revolver Loan	592	(316)	276
Denali Holdco LLC	1st Lien Delay Draw Loan	542	—	542
DFC Global Facility Borrower III LLC	1st Lien Revolver Loan	22,543	(19,666)	2,877
Diligent Corporation	1st Lien Revolver Loan	513	(210)	303
Draken Bidco Limited	1st Lien Delay Draw Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolver Loan	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolver Loan	358	—	358
Dye & Durham Corporation	1st Lien Delay Draw Loan	1,434	(1,259)	175
Dye & Durham Corporation	1st Lien Revolver Loan	1,398	(664)	734
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolver Loan	1,296	(302)	994
ECG Bidco S.A.S.	1st Lien Delay Draw Loan	5,655	—	5,655
Elevation Services Parent Holdings, LLC	1st Lien Revolver Loan	631	(467)	164
Elevation Services Parent Holdings, LLC	1st Lien Delay Draw Loan	986	(21)	965
EPS NASS Parent, Inc.	1st Lien Revolver Loan	158	(135)	23
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Loan	1,240	(219)	1,021
ESHA Research, LLC	1st Lien Revolver Loan	75	(29)	46
Essential Services Holding Corporation	1st Lien Revolver Loan	1,560	—	1,560
Evolent Health LLC	1st Lien Revolver Loan	2	(1)	1
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Loan	380	—	380
ExtraHop Networks, Inc.	1st Lien Delay Draw Loan	1,694	(553)	1,141
Finastra USA, Inc.	1st Lien Revolver Loan	2,178	—	2,178
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver Loan	1,312	—	1,312
Flexential Topco Corporation	1st Lien Revolver Loan	3,000	(2,100)	900
Flint Opco, LLC	1st Lien Delay Draw Loan	435	—	435
Flint Opco, LLC	1st Lien Revolver Loan	1	—	1
Flywheel Acquireco, Inc.	1st Lien Delay Draw Loan	13,817	(13,817)	—
Flywheel Acquireco, Inc.	1st Lien Revolver Loan	1,664	(1,110)	555
Foundation Consumer Brands, LLC	1st Lien Revolver Loan	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver Loan	2,627	—	2,627
Foundation Risk Partners, Corp.	1st Lien Delay Draw Loan	13,454	(9,714)	3,740
Galway Borrower LLC	1st Lien Revolver Loan	969	—	969
GC Waves Holdings, Inc.	1st Lien Delay Draw Loan	2,756	(6)	2,750
GC Waves Holdings, Inc.	1st Lien Revolver Loan	173	—	173
Gilfoyle Bidco AB	1st Lien Delay Draw Loan	11,532	(10,699)	833

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Global Music Rights, LLC	1st Lien Revolver Loan	473	—	473
GNZ Energy Bidco Limited	1st Lien Delay Draw Loan	1,177	—	1,177
Gotham Greens Holdings, PBC	1st Lien Delay Draw Loan	13,776	(7,728)	6,048
GraphPAD Software, LLC	1st Lien Revolver Loan	2	(1)	1
GraphPAD Software, LLC	1st Lien Delay Draw Loan	436	—	436
Groundworks, LLC	1st Lien Delay Draw Loan	50	—	50
Groundworks, LLC	1st Lien Revolver Loan	1	—	1
GS SEER Group Borrower LLC	1st Lien Delay Draw Loan	138	—	138
GS SEER Group Borrower LLC	1st Lien Revolver Loan	37	—	37
GTCR F Buyer Corp.	1st Lien Delay Draw Loan	281	—	281
GTCR F Buyer Corp.	1st Lien Revolver Loan	45	—	45
Hakken Bidco B.V.	1st Lien Delay Draw Loan	1,282	(216)	1,066
Hamsard 3713 Limited	1st Lien Delay Draw Loan	4,680	—	4,680
Hamsard 3713 Limited	1st Lien Delay Draw Loan	11,386	—	11,386
Hamsard 3713 Limited	1st Lien Delay Draw Loan	1,182	—	1,182
Heavy Construction Systems Specialists, LLC	1st Lien Revolver Loan	410	—	410
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Delay Draw Loan	936	—	936
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Revolver Loan	1	—	1
HH-Stella, Inc.	1st Lien Revolver Loan	444	—	444
HH-Stella, Inc.	1st Lien Delay Draw Loan	919	—	919
HH-Stella, Inc.	1st Lien Delay Draw Loan	868	—	868
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Loan	599	—	599
High Street Buyer, Inc.	1st Lien Revolver Loan	688	—	688
High Street Buyer, Inc.	1st Lien Delay Draw Loan	11,683	(6,383)	5,301
Highline Aftermarket Acquisition, LLC	1st Lien Revolver Loan	1	—	1
Hyland Software, Inc.	1st Lien Revolver Loan	594	—	594
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Loan	1,134	(735)	399
Infinity Home Services HoldCo, Inc.	1st Lien Revolver Loan	455	—	455
Inszone Mid, LLC	1st Lien Delay Draw Loan	195	(157)	38
Inszone Mid, LLC	1st Lien Revolver Loan	34	(7)	27
Invesco Vaf V Investments, LLC	1st Lien Delay Draw Loan	1,667	—	1,667
IQN Holding Corp.	1st Lien Delay Draw Loan	704	—	704
IQN Holding Corp.	1st Lien Revolver Loan	628	—	628
Isthmus Capital LLC	1st Lien Delay Draw Loan	5,417	—	5,417
Ivanti Software, Inc.	1st Lien Revolver Loan	460	(5)	455
Jewel Bidco Limited	1st Lien Delay Draw Loan	4,162	(2,145)	2,017
JMG Group Investments Limited	1st Lien Delay Draw Loan	3,580	(2,466)	1,114
Kaseya Inc.	1st Lien Delay Draw Loan	2,365	(145)	2,221
Kaseya Inc.	1st Lien Revolver Loan	2,368	(594)	1,774
Kene Acquisition, Inc.	1st Lien Revolver Loan	676	—	676
Kings Buyer, LLC	1st Lien Revolver Loan	116	—	116
Laboratories Bidco LLC	1st Lien Revolver Loan	1,563	(415)	1,148
Lavatio Midco Sarl	1st Lien Delay Draw Loan	960	(569)	391
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Loan	5,006	(973)	4,033
Leviathan Intermediate Holdco, LLC	1st Lien Revolver Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Loan	263	—	263
Lightbeam Bidco, Inc.	1st Lien Delay Draw Loan	172	—	172
Lightbeam Bidco, Inc.	1st Lien Revolver Loan	1	—	1
LJ Perimeter Buyer, Inc.	1st Lien Delay Draw Loan	931	(419)	512
LJo Finco AB	1st Lien Delay Draw Loan	4,725	—	4,725
LJo Finco AB	1st Lien Revolver Loan	2,156	—	2,156

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Lowe P27 Bidco Limited	1st Lien Delay Draw Loan	367	(137)	230
Lower ACS, Inc.	1st Lien Revolver Loan	2,356	—	2,356
Lower ACS, Inc.	1st Lien Delay Draw Loan	8,170	(285)	7,886
Majesco	1st Lien Revolver Loan	624	—	624
Marmic Purchaser, LLC	1st Lien Revolver Loan	287	(86)	201
Marmic Purchaser, LLC	1st Lien Delay Draw Loan	1,693	(282)	1,411
Mavis Tire Express Services Topco Corp.	1st Lien Revolver Loan	1	—	1
Mercury Borrower, Inc.	1st Lien Revolver Loan	470	—	470
Micromeritics Instrument Corp.	1st Lien Revolver Loan	331	—	331
Mimecast Borrowerco, Inc.	1st Lien Delay Draw Loan	3,831	—	3,831
Monica Holdco (US), Inc.	1st Lien Revolver Loan	1,009	(1,002)	7
Moon Valley Nursery of Arizona Retail, LLC	1st Lien Revolver Loan	—	—	—
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Loan	967	—	967
Mr. Greens Intermediate, LLC	1st Lien Revolver Loan	114	—	114
MRI Software LLC	1st Lien Revolver Loan	508	—	508
MWG BidCo ApS	1st Lien Delay Draw Loan	20,766	(20,066)	700
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver Loan	611	(83)	528
Nelipak Holding Company	1st Lien Revolver Loan	605	—	605
Neovia Logistics, LP	1st Lien Delay Draw Loan	428	(344)	85
Neptune BidCo US Inc.	1st Lien Revolver Loan	2,988	—	2,988
Network Bidco B.V.	1st Lien Delay Draw Loan	2,301	(870)	1,431
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver Loan	465	(49)	416
North American Fire Holdings, LLC	1st Lien Revolver Loan	411	(82)	328
North Haven Fairway Buyer, LLC	1st Lien Revolver Loan	13	—	13
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Loan	73	(25)	48
North Haven Stack Buyer, LLC	1st Lien Delay Draw Loan	867	—	867
North Haven Stack Buyer, LLC	1st Lien Revolver Loan	259	(136)	123
Northwinds Holding, Inc.	1st Lien Revolver Loan	885	—	885
Northwinds Holding, Inc.	1st Lien Delay Draw Loan	2,387	(410)	1,976
Odevo AB	1st Lien Delay Draw Loan	14,910	(8,317)	6,593
Olympia Acquisition, Inc.	1st Lien Delay Draw Loan	236	(142)	94
OMH-HealthEdge Holdings, LLC	1st Lien Revolver Loan	1	—	1
Panther NewCo	1st Lien Delay Draw Loan	3,639	(1,049)	2,590
Pathstone Family Office LLC	1st Lien Delay Draw Loan	258	—	258
Pathstone Family Office LLC	1st Lien Revolver Loan	190	(13)	178
Patriot Growth Insurance Services, LLC	1st Lien Revolver Loan	250	—	250
PCIA SPV-3, LLC	1st Lien Delay Draw Loan	884	—	884
PCIA SPV-3, LLC	1st Lien Revolver Loan	321	—	321
PDDS Holdco, Inc.	1st Lien Delay Draw Loan	329	(128)	202
PDDS Holdco, Inc.	1st Lien Revolver Loan	58	—	58
Pegasus (Bidco) Limited	1st Lien Delay Draw Loan	3,356	—	3,356
People Corporation	1st Lien Revolver Loan	662	—	662
People Corporation	1st Lien Delay Draw Loan	5,629	(4,157)	1,472
PestCo, LLC	1st Lien Delay Draw Loan	100	—	100
PestCo, LLC	1st Lien Revolver Loan	1	—	1
Platinum Credit Bidco Limited	1st Lien Revolver Loan	4,260	—	4,260
Pluralsight, Inc.	1st Lien Revolver Loan	1,204	(755)	449
Plutus Bidco Limited	1st Lien Delay Draw Loan	2,136	—	2,136
Practicetek Purchaser, LLC	1st Lien Delay Draw Loan	2,363	—	2,363
Practicetek Purchaser, LLC	1st Lien Revolver Loan	1	(1)	1
Precision Concepts International LLC	1st Lien Revolver Loan	312	—	312

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Premise Health Holding Corp	1st Lien Revolver Loan	1	—	1
Prime Buyer, L.L.C.	1st Lien Revolver Loan	3,985	(199)	3,786
Prime Dental Alliance B.V.	1st Lien Delay Draw Loan	955	(915)	40
Priority Waste Holdings LLC	1st Lien Delay Draw Loan	1,937	(536)	1,400
Priority Waste Holdings LLC	1st Lien Revolver Loan	1	(1)	1
ProfitSolv Purchaser, Inc.	1st Lien Revolver Loan	608	—	608
ProFund S.a r.l.	1st Lien Delay Draw Loan	472	(90)	382
Project Essential Bidco, Inc.	1st Lien Revolver Loan	121	—	121
Project Hammond Bidco Limited	1st Lien Delay Draw Loan	2,040	(438)	1,602
Proofpoint, Inc.	1st Lien Revolver Loan	240	—	240
PSC Group LLC	1st Lien Revolver Loan	2,106	—	2,106
PSC Group LLC	1st Lien Delay Draw Loan	1,587	(962)	625
Pushpay USA Inc.	1st Lien Revolver Loan	18	—	18
PX HoldCo3 Limited	1st Lien Delay Draw Loan	626	(221)	405
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Loan	2,576	—	2,576
QF Holdings, Inc.	1st Lien Revolver Loan	317	(116)	201
Radius Aerospace Europe Limited	1st Lien Revolver Loan	192	(157)	35
Radius Aerospace, Inc.	1st Lien Delay Draw Loan	2,259	(2,259)	—
Radius Aerospace, Inc.	1st Lien Revolver Loan	429	(129)	300
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolver Loan	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolver Loan	1	(1)	—
RB Holdings Interco, LLC	1st Lien Delay Draw Loan	1,134	—	1,134
RB Holdings Interco, LLC	1st Lien Revolver Loan	698	(605)	93
Reddy Ice LLC	1st Lien Revolver Loan	955	—	955
Redwood Services, LLC	1st Lien Revolver Loan	194	—	194
Redwood Services, LLC	1st Lien Delay Draw Loan	2,635	(147)	2,488
Registrar Intermediate, LLC	1st Lien Revolver Loan	764	(153)	612
Relativity ODA LLC	1st Lien Revolver Loan	1	—	1
Repairify, Inc.	1st Lien Revolver Loan	766	(510)	255
Revalize, Inc.	1st Lien Revolver Loan	227	(28)	199
RMS Holdco II, LLC	1st Lien Revolver Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolver Loan	311	(236)	76
RSK Group Limited	1st Lien Delay Draw Loan	5,006	(3,179)	1,827
Rugby Australia Ltd	1st Lien Delay Draw Loan	916	(313)	603
SageSure Holdings, LLC	2nd Lien Delay Draw Loan	1,533	(240)	1,293
Saldon Holdings, Inc.	1st Lien Revolver Loan	381	—	381
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Loan	1,536	(796)	740
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolver Loan	720	(360)	360
SCM Insurance Services Inc.	1st Lien Revolver Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolver Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delay Draw Loan	657	(36)	621
Shermco Intermediate Holdings, Inc.	1st Lien Revolver Loan	1,011	(175)	836
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Loan	282	(38)	245
Sigma Electric Manufacturing Corporation	1st Lien Revolver Loan	1	—	1
Silk Holdings III Corp.	1st Lien Revolver Loan	—	—	—
SiroMed Physician Services, Inc.	1st Lien Revolver Loan	1	—	1
Smarsh Inc.	1st Lien Delay Draw Loan	890	(445)	445
Smarsh Inc.	1st Lien Revolver Loan	227	—	227
Spitfire Bidco Limited	1st Lien Delay Draw Loan	3,837	—	3,837

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
SSE Buyer, Inc.	1st Lien Revolver Loan	1	(1)	—
Stealth Holding LLC	1st Lien Delay Draw Loan	1,437	(891)	546
Sun Acquirer Corp.	1st Lien Revolver Loan	1,059	—	1,059
Sun Acquirer Corp.	1st Lien Delay Draw Loan	1,370	—	1,370
Sundance Group Holdings, Inc.	1st Lien Revolver Loan	1	(1)	—
Symbol Bidco I Limited	1st Lien Delay Draw Loan	1,110	(104)	1,006
Symplr Software Inc.	1st Lien Revolver Loan	1	—	1
Systems Planning and Analysis, Inc.	1st Lien Revolver Loan	1,004	—	1,004
TA/WEG Holdings, LLC	1st Lien Revolver Loan	914	—	914
Tandarts Today Holding B.V.	1st Lien Delay Draw Loan	3,517	(1,006)	2,511
TCP Hawker Intermediate LLC	1st Lien Revolver Loan	458	—	458
TCP Hawker Intermediate LLC	1st Lien Delay Draw Loan	914	(519)	395
The Mather Group, LLC	1st Lien Delay Draw Loan	2,487	(1,611)	876
The Mather Group, LLC	1st Lien Revolver Loan	750	(345)	405
The NPD Group, L.P.	1st Lien Revolver Loan	1,305	(235)	1,070
The Ultimus Group Midco, LLC	1st Lien Revolver Loan	396	(45)	351
Thermostat Purchaser III, Inc.	1st Lien Revolver Loan	100	—	100
Trader Corporation	1st Lien Revolver Loan	13	—	13
Tricolor Funding SPV 3 LLC	1st Lien Revolver Loan	1,023	(979)	43
TSS Buyer, LLC	1st Lien Delay Draw Loan	285	(34)	252
Turbo Acquisitions 10 Bidco Limited	1st Lien Delay Draw Loan	3,217	(2,172)	1,045
Two Six Labs, LLC	1st Lien Delay Draw Loan	2,835	(1,407)	1,428
Two Six Labs, LLC	1st Lien Revolver Loan	2,561	—	2,561
UKG Inc.	1st Lien Revolver Loan	3	—	3
United Digestive MSO Parent, LLC	1st Lien Delay Draw Loan	834	—	834
United Digestive MSO Parent, LLC	1st Lien Revolver Loan	130	—	130
US Salt Investors, LLC	1st Lien Revolver Loan	679	—	679
Verista, Inc.	1st Lien Revolver Loan	2,000	(400)	1,600
Visual Edge Technology, Inc.	1st Lien Delay Draw Loan	50	—	50
Vobev, LLC	1st Lien Delay Draw Loan	1,322	—	1,322
Vobev, LLC	1st Lien Revolver Loan	1	(1)	—
VPP Intermediate Holdings, LLC	1st Lien Revolver Loan	315	(26)	289
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Loan	2,587	(7)	2,580
VRC Companies, LLC	1st Lien Revolver Loan	1,342	—	1,342
Waste Services Finco Pty Ltd	1st Lien Delay Draw Loan	1,146	(802)	344
Watermill Express, LLC	1st Lien Revolver Loan	275	(105)	171
Waverly Advisors, LLC	1st Lien Revolver Loan	375	—	375
Waverly Advisors, LLC	1st Lien Delay Draw Loan	1,487	(1,225)	262
WebPT, Inc.	1st Lien Delay Draw Loan	2,042	(2,042)	—
WebPT, Inc.	1st Lien Revolver Loan	216	(37)	179
Wellness AcquisitionCo, Inc.	1st Lien Revolver Loan	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delay Draw Loan	609	—	609
Wildcat BuyerCo, Inc.	1st Lien Revolver Loan	255	—	255
Witherslack Bidco Limited	1st Lien Delay Draw Loan	503	—	503
WorkWave Intermediate II, LLC	1st Lien Revolver Loan	460	—	460
Worldwide Produce Acquisition, LLC	1st Lien Revolver Loan	21	(6)	15
Worldwide Produce Acquisition, LLC	1st Lien Delay Draw Loan	56	(4)	53
WSBidCo Limited	1st Lien Delay Draw Loan	3,457	(288)	3,169
WSHP FC Acquisition LLC	1st Lien Revolver Loan	2,945	(2,757)	188
WSHP FC Acquisition LLC	1st Lien Delay Draw Loan	16,025	(16,025)	—
YE Brands Holdings, LLC	1st Lien Revolver Loan	297	—	297

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ZB Holdco LLC	1st Lien Revolver Loan	637	(25)	612
ZB Holdco LLC	1st Lien Delay Draw Loan	480	—	480
		$513,549	$(203,943)	$309,606
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of September 30, 2023.

(k)Non-income producing security as of September 30, 2023.

(l)When-issued or delayed delivery security based on typical market settlement convention for such security.

(m)The Fund sold a participating interest of CAD 8,582 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $7,185 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of September 30, 2023, the interest rate in effect for the secured borrowing was 12.93%.

(n)The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $1,023 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of September 30, 2023, the interest rate in effect for the secured borrowing was 12.94%.

    As of September 30, 2023, the aggregate cost of securities for federal income tax purposes was $4,278,995. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$48,999
Gross unrealized depreciation	(170,152)
Net unrealized depreciation	$(121,153)

Securities sold short as of September 30, 2023 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	% of Net Assets
Vine Energy Holdings LLC	Oil & Gas	6.75%	4/15/2029	$(338)	$(331)
Total Corporate Bonds Sold Short (Cost $(341))					$(331)	(0.01)%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Forward currency contracts as of September 30, 2023 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Foreign currency forward contract	$110,070		£90,200	Goldman Sachs	October 27, 2023	$6,379
Foreign currency forward contract	$91,837		€86,775	Goldman Sachs	October 27, 2023	4,371
Foreign currency forward contract	$25,253	SEK	275,626	Goldman Sachs	October 27, 2023	565
Foreign currency forward contract	$18,582	CAD	25,234	Goldman Sachs	October 19, 2023	95
Foreign currency forward contract	$11,587	NZD	19,332	Goldman Sachs	October 27, 2023	401
Foreign currency forward contract	$9,217	CAD	12,515	Goldman Sachs	October 27, 2023	216
Foreign currency forward contract	$8,058	AUD	12,522	Goldman Sachs	October 27, 2023	419
Foreign currency forward contract	$7,807	DKK	55,000	Goldman Sachs	October 27, 2023	406
Foreign currency forward contract	$4,152		£3,400	Goldman Sachs	January 26, 2024	(17)
Foreign currency forward contract	$3,436	PLN	15,023	Goldman Sachs	October 27, 2023	302
Foreign currency forward contract	$3,373		£2,761	Goldman Sachs	August 21, 2026	57
Foreign currency forward contract	$2,217		€2,085	Goldman Sachs	January 26, 2024	14
Foreign currency forward contract	$734	NOK	7,850	Goldman Sachs	October 27, 2023	42
Total						$13,250

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of September 30, 2023 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	October 18, 2023	Citigroup Global Markets Inc.	$1,007	$17	$16
Put-iShares iBoxx High Yield Corpo-HYG US	73	October 20, 2023	Barclays	457	5	2
Put-New Fortress Energy Inc-NFE US	35	December 15, 2023	Barclays	928	39	55
Total Purchased Options on Equity Indices					$61	$73

Written options outstanding as of September 30, 2023 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	October 18, 2023	Citigroup Global Markets Inc.	$(1,007)	$(7)	$(8)
Put-iShares iBoxx High Yield Corpo-HYG US	70	October 20, 2023	Barclays	(457)	(1)	—
Total Written Options					$(8)	$(8)

Swap Agreements outstanding as of September 30, 2023 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	$4,164	$(147)	$(408)	$261
CDX.NA.HY S37 SR 5Y	Q	5.00%	December 20, 2026	ICE	3,675	(140)	(150)	10
CDX.NA.HY S39 SR 5Y	Q	5.00%	December 20, 2027	ICE	2,475	(63)	(2)	(61)
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$(350)	$(560)	$210
Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	$8,569	$(541)	$(150)	$(391)
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	223	246	(23)
Total Swap Agreements - Buy Protection: Over the Counter						$(318)	$96	$(414)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fortress BSL XIX WH Bespoke CDX 15-25 Aug 2025	Q	0.00%	August 15, 2025	Goldman Sachs	$(2,929)	$—	$—	$—
UBER CDS USD SR 5Y	Q	5.00%	June 20, 2027	Goldman Sachs	(900)	106	61	45
SRT CDS Tranche 95.12-99.23	M	5.25%	September 30, 2031	Goldman Sachs	(18,797)	—	—	—
Total Swap Agreements - Sell Protection: Over the Counter						$106	$61	$45

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Effective October 1, 2022, pursuant to Rule 2a-5 under the Investment Company Act, the Fund's board of trustees (the “Board”) designated the Adviser as the Fund’s “valuation designee” to perform fair value determinations for investments held by the Fund without readily available market quotations, subject to the overall supervision of the Board. All investments are recorded at their fair value.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Adviser, as the valuation designee, looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser, as the valuation designee, subject to the overall supervision of the Board in accordance with the Adviser's valuation policy. The Adviser may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Adviser, as the valuation designee, as described herein. As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 3 for further information on the Adviser's valuation process for the Fund.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “net realized and unrealized gains or losses on investments” in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the consolidated statement of operations.

Commitments and Contingencies

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    In addition to using the above inputs in investment valuations, the Adviser, as the Fund's valuation designee, continues to employ the net asset valuation policy and procedures approved by the Board that are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for further information). Consistent with its valuation policies and procedures, the Adviser evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. For investments where there is not a readily available market value, the fair value of these investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser, as the valuation designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Adviser may also employ other valuation multiples to determine EV, such as revenues. The Adviser may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Adviser considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Adviser, as the valuation designee, depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Adviser considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Adviser depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

    The following table is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$800,827	$2,296,074	$3,096,901
Subordinated Loans	—	—	40,933	40,933
Corporate Bonds	—	351,927	44,773	396,700
Collateralized Loan Obligations	—	—	313,896	313,896
Common Stocks	2,182	—	47,067	49,249
Preferred Stocks	—	—	183,983	183,983
Private Asset-Backed Debt	—	—	75,935	75,935
Warrants	—	—	245	245
Total Investments	$2,182	$1,152,754	$3,002,906	$4,157,842
Derivative Assets:
Forward Currency Contracts	$—	$13,519	$—	$13,519
Purchased Equity Options	$74	$—	$—	$74
Credit Default Swaps	$—	$328	$—	$328
Derivative Liabilities:
Corporate Bonds Sold Short	$—	$(331)	$—	$(331)
Forward Currency Contracts	$—	$(269)	$—	$(269)
Written Equity Options	$(8)	$—	$—	$(8)
Credit Default Swaps	$—	$(891)	$—	$(891)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2023:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Warrants	Total
Balance as of December 31, 2022	$2,143,841	$37,778	$35,917	$208,266	$43,402	$158,819	$67,277	$2,444	2,697,744
Purchases	448,677	3,789	10,107	111,466	5,313	31,737	36,779	68	647,936
Sales and principal redemptions	(239,945)	(10,208)	(143)	(13,078)	(157)	(11,880)	(29,343)	(1,371)	(306,125)
Net realized and unrealized gains (losses)	10,768	236	(1,075)	7,052	(1,615)	5,307	1,058	(896)	20,835
Accrued discounts (premiums)	5,555	122	38	190	—	—	164	—	6,069
Transfers in to Level 3(a)	27,163	9,216	45	—	124	—	—	—	36,548
Transfers out of Level 3(a)	(99,985)	—	(116)	—	—	—	—	—	(100,101)
Balance as of September 30, 2023	$2,296,074	$40,933	$44,773	$313,896	$47,067	$183,983	$75,935	$245	$3,002,906
Net change in unrealized gains (losses) from investments held at September 30, 2023	$643	$183	$(1,080)	$(24)	$(1,491)	$3,113	$900	$111	$2,355
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the nine months ended September 30, 2023. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

    The following table summarizes the significant unobservable inputs the Adviser used to value the majority of the Fund’s investments categorized within Level 3 as of September 30, 2023. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Adviser's determination of fair values.

	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Investment in securities
Senior Loans	$2,282,297	Yield Analysis	Market Yield	8.4% - 51.0%	12.5%
Senior Loans	13,777	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	40,933	Yield Analysis	Market Yield	11.0% - 14.5%	13.3%
Corporate Bonds	26,760	Yield Analysis	Market Yield	15.3% - 18.2%	15.6%
Corporate Bonds	18,013	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	313,896	Broker Quotes	N/A	N/A	N/A
Common Stocks	47,067	EV Market Multiple Analysis	EBITDA Multiple	1.0x - 32.7x	8.4x
Preferred Stock	183,983	EV Market Multiple Analysis	EBITDA Multiple	5.1x - 68.1x	18.4x
Private Asset-Backed Debt	75,935	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	1.0% - 44.2% 0.0% - 42.0% 0.0% - 80.0% 93.0% - 95.1%	14.7% 31.6% 29.9% 94.1%
Warrants	245	EV Market Multiple Analysis	EBITDA Multiple	3.2x - 19.8x	6.8x
Total Level 3 Investments	$3,002,906
 ________________________________________

(a)Unobservable inputs were weighted by the relative fair value of investments.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.